                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08767
                 ----------------------------------------------

                                UBS Money Series
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                  Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS CASH RESERVES FUND
ANNUAL REPORT
APRIL 30, 2005

UBS CASH RESERVES FUND

June 15, 2005

DEAR SHAREHOLDER,

We present you with the annual report for UBS Cash Reserves Fund (the "Fund") for the fiscal year ended April 30, 2005.

PERFORMANCE

The Fund's seven-day current yield as of April 30, 2005, was 2.42%, compared with 1.37% as of October 31, 2004. (For more information on the Fund's performance, please refer to "Performance and Portfolio Characteristics At A Glance" on page 4.)

AN INTERVIEW WITH PORTFOLIO MANAGER MICHAEL H. MARKOWITZ

Q: HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE FISCAL YEAR?

A: The US economy faced a number of challenges during the reporting period, including record high energy prices, rising interest rates, a mixed job market, uncertainty surrounding the US presidential election and geopolitical events. Despite these issues, the economy proved to be surprisingly resilient. Following a 3.3% gain in the second quarter of 2004, gross domestic product (GDP) was a robust 4.0% in the third quarter and 3.8% in the fourth quarter. The preliminary estimate for first quarter 2005 GDP growth was a solid 3.5%, with the decline from the prior two quarters largely attributable to record high oil prices.

Q: HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC
   ENVIRONMENT?

A: Given the strength of the economy, it became increasingly clear that the Fed's accommodative monetary policy would change, and it would begin to raise interest rates in an attempt to ward off a potential increase in inflation. As expected, the Fed raised the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--from 1.00% to 1.25% at the end of June 2004. This was the first rate hike in four years.

   The Fed again raised rates in 0.25% increments on six more occasions over the fiscal year, bringing the fed funds rate to 2.75%. The Fed increased rates again in May 2005, after the end of the reporting period, to 3.00%. Coinciding with

[SIDENOTE]

UBS CASH RESERVES FUND

INVESTMENT GOAL:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

PORTFOLIO MANAGER:

Michael H. Markowitz

UBS Global Asset Management (US) Inc.

COMMENCEMENT:

February 14, 2000

DIVIDEND PAYMENTS:

Monthly
   the May rate hike, the Fed acknowledged that growth had "slowed somewhat, partly in response to the earlier increases in energy prices." However, it continued to say that it expected to raise rates at a "measured" pace as "pressures on inflation have picked up in recent months and pricing power is more evident."

Q: HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE FISCAL YEAR?

A: We employed a "barbell" strategy for much of the period, meaning that we focused on securities at opposite ends of the maturity spectrum. Our longer-term securities, with maturities up to thirteen months, were used to lock in higher rates, while our shorter-term securities, with maturities of one month or less, provided liquidity and gave us the ability to reinvest at higher yields as the Fed increased interest rates.

   As the fiscal year progressed, we let the portfolio's weighted average maturity drift shorter to take advantage of the rising rate environment, moving from 63 days to roughly 40 days, closing the period at 43 days. We also moved from our barbell structure to a more "bulleted" yield curve position, targeting a specific point on the yield curve and emphasizing securities with three- to six-month maturities. Generally, a bullet strategy may perform better in a rising rate environment.

Q: WHAT TYPES OF SECURITIES DID YOU EMPHASIZE OVER THE PERIOD?

A: We maintained our strategy of emphasizing quality and liquidity throughout the year. In doing so, we continued to concentrate a portion of the portfolio's holdings in high-quality sectors, including agency obligations, other US government securities, certificates of deposit and short-term corporate obligations. We also held a sizable portion of the portfolio in commercial paper, which in the strong credit environment that characterized much of the period offered a yield advantage. This positioning helped maintain the portfolio's overall level of diversification and allowed us to meet our liquidity requirements.

Q: WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW HAVE YOU STRUCTURED THE FUND'S
   PORTFOLIO GIVEN YOUR VIEWS?

A: The Fed has made it clear that it expects to continue raising interest rates to ward off inflation. In anticipation of this, the portfolio's weighted average maturity remains relatively short to take advantage of higher yields. Maintaining a high-quality portfolio will also be of paramount importance, and we anticipate continuing our strategy of allocating a portion of the portfolio to US government and agency securities.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,


/s/ W. Douglas Beck


W. Douglas Beck, CFA
PRESIDENT
UBS Cash Reserves Fund
EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.


/s/ Michael H. Markowitz


Michael H. Markowitz
PORTFOLIO MANAGER
UBS Cash Reserves Fund
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended April 30, 2005. The views and opinions in the letter were current as of June 15, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent.

We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

PERFORMANCE AND PORTFOLIO CHARACTERISTICS AT A GLANCE (UNAUDITED)

YIELDS AND CHARACTERISTICS                  4/30/05        10/31/04         4/30/04
-------------------------------------------------------------------------------------
Seven-Day Current Yield*                         2.42%           1.37%           0.62%
Seven-Day EffectiveYield*                        2.44            1.38            0.63
Weighted Average Maturity**                   43 days         46 days         63 days
Net Assets (mm)                          $      324.2    $      271.6    $      239.1

PORTFOLIO COMPOSITION***                      4/30/05        10/31/04         4/30/04
-------------------------------------------------------------------------------------
Commercial Paper                                 48.5%           40.1%           38.4%
Certificates of Deposit                          18.5            11.8            12.1
Short-Term Corporate Obligations                 12.4            12.9            14.6
U.S. Government Agency Obligations               10.9            24.5            29.0
Repurchase Agreements                             8.0             7.3              --
Money Market Funds                                1.6             2.6             1.6
Bank Notes                                         --             0.7             4.2
Other Assets Less Liabilities                     0.1             0.1             0.1
-------------------------------------------------------------------------------------
TOTAL                                           100.0%          100.0%          100.0%
-------------------------------------------------------------------------------------

* Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be different.

** The Fund is actively managed and its weighted average maturity will differ over time.

*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds if those funds impose transactional costs--for example, sales charges (loads), redemption fees or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (E.G., ACCESS(SM) program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

                              BEGINNING           ENDING         EXPENSES PAID
                            ACCOUNT VALUE      ACCOUNT VALUE     DURING PERIOD*
                           NOVEMBER 1, 2004   APRIL 30, 2005   11/1/04 - 04/30/05
---------------------------------------------------------------------------------
ACTUAL                       $  1,000.00       $  1,009.60          $  2.34
Hypothetical (5% annual
return before expenses)         1,000.00          1,022.46             2.36

* Expenses are equal to the Fund's annualized expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS CASH RESERVES FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2005

 PRINCIPAL
   AMOUNT                                                     MATURITY       INTEREST
   (000)                                                        DATES          RATES         VALUE
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--10.93%
$      4,000   Federal Home Loan Bank                       05/04/05 to    1.500 to
                                                            10/21/05       2.250%         $  3,998,226
      11,000   Federal Home Loan Bank                       05/05/05 to    2.765 to
                                                            07/05/05       3.005*           10,997,328
       5,000   Federal Home Loan Bank                       07/13/05       2.950@            4,970,090
       5,000   Federal Home Loan Mortgage Corp.             06/30/05       2.935@            4,975,542
       4,000   Federal Home Loan Mortgage Corp.             10/28/05       2.150             3,981,663
       6,500   Federal National Mortgage Association        05/23/05 to    1.750 to
                                                            09/30/05       2.300             6,500,000
------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (cost--$35,422,849)                                35,422,849
------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT--18.50%
   NON-U.S.--12.33%
      10,000   Barclays Bank PLC                            06/30/05       3.020            10,000,000
       8,000   BNP Paribas                                  07/25/05 to    2.935 to
                                                            08/08/05       3.070             8,000,000
       5,000   Caylon Corporate and Investment Bank         06/21/05       2.650             5,000,000
       1,000   Rabobank Nederland NV                        09/20/05       2.200               999,729
       5,000   Royal Bank of Canada                         05/06/05       2.820             5,000,006
       4,000   Royal Bank of Scotland PLC                   10/03/05       2.375             3,999,580
       7,000   UniCredito Italiano SpA                      06/20/05 to    2.988 to
                                                            06/24/05       2.995*            6,998,955
------------------------------------------------------------------------------------------------------
                                                                                            39,998,270
------------------------------------------------------------------------------------------------------

   U.S.--6.17%
       8,000   American Express Bank                        05/16/05       2.900             8,000,000
       8,000   First Tennessee Bank N.A. (Memphis)          05/04/05 to    2.700 to
                                                            06/20/05       2.990             8,000,000
       4,000   Harris Trust & Savings Bank                  05/02/05       2.800*            4,000,000
                                                                                            20,000,000
------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$59,998,270)                                           59,998,270
------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER@--48.50%
   ASSET BACKED-BANKING--2.29%
       7,500   Atlantis One Funding                         08/11/05 to    2.895 to
                                                            10/17/05       3.250             7,420,845
   ASSET BACKED-MISCELLANEOUS--12.79%
      11,000   Barton Capital Corp.                         05/02/05       2.790            10,999,148

 PRINCIPAL
   AMOUNT                                                     MATURITY       INTEREST
   (000)                                                        DATES          RATES         VALUE
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
   ASSET BACKED-MISCELLANEOUS--(CONCLUDED)
$      9,000   Falcon Asset Securitization Corp.            05/11/05       2.840%         $  8,992,900
       8,500   Triple A One Funding                         05/09/05 to    2.850 to
                                                            05/16/05       2.910             8,490,852
       3,000   Variable Funding Capital Corp.               05/18/05       2.870             2,995,934
      10,000   Yorktown Capital LLC                         05/11/05 to    2.850 to
                                                            05/16/05       2.890             9,990,021
------------------------------------------------------------------------------------------------------
                                                                                            41,468,855
------------------------------------------------------------------------------------------------------

   ASSET BACKED-SECURITIES--11.58%
       7,000   Beta Finance, Inc.                           05/25/05       2.900             6,986,467
      10,000   CC (USA), Inc.                               05/20/05       2.930             9,984,536
       5,000   Galaxy Funding, Inc.                         07/05/05       3.030             4,972,646
       7,000   Grampian Funding LLC                         05/20/05       2.550             6,990,579
       8,700   K2 (USA) LLC                                 08/30/05       3.065             8,610,374
------------------------------------------------------------------------------------------------------
                                                                                            37,544,602
------------------------------------------------------------------------------------------------------

   BANKING-NON-U.S.--5.23%
       9,000   Depfa Bank PLC                               05/09/05       2.690             8,994,620
       8,000   HBOS Treasury Services PLC                   06/28/05       3.000             7,961,333
------------------------------------------------------------------------------------------------------
                                                                                            16,955,953
------------------------------------------------------------------------------------------------------

   BANKING-U.S.--9.07%
      10,000   CBA (Delaware) Finance, Inc.                 05/05/05       2.795             9,996,894
       7,500   ING (US) Funding LLC                         05/26/05       2.910             7,484,844
      10,000   Stadshypotek Delaware, Inc.                  06/21/05       2.990             9,957,642
       2,000   Westpac Capital Corp.                        10/20/05       3.250             1,968,944
------------------------------------------------------------------------------------------------------
                                                                                            29,408,324
------------------------------------------------------------------------------------------------------

   BROKERAGE--6.00%
       8,000   Bear Stearns Cos., Inc.                      05/09/05       2.830             7,994,969
       8,000   Goldman Sachs Group, Inc.                    05/16/05       2.840             7,990,533
       3,500   Morgan Stanley                               08/15/05       2.940             3,469,702
------------------------------------------------------------------------------------------------------
                                                                                            19,455,204
------------------------------------------------------------------------------------------------------

   FINANCE-NONCAPTIVE DIVERSIFIED--1.54%
       5,000   CIT Group, Inc.                              06/01/05       2.840             4,987,772
------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$157,241,555)                                                157,241,555
------------------------------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                     MATURITY       INTEREST
   (000)                                                        DATES          RATES         VALUE
------------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--12.42%
   ASSET BACKED-SECURITIES--2.39%
$      2,750   Links Finance LLC**                          11/14/05       2.680%         $  2,750,000
       5,000   Links Finance LLC**                          07/15/05       3.131*            5,001,178
------------------------------------------------------------------------------------------------------
                                                                                             7,751,178
------------------------------------------------------------------------------------------------------

   AUTOMOBILE OEM--0.93%
       3,000   American Honda Finance Corp.**               05/23/05       2.910*            3,001,513

   BANKING-NON-U.S.--2.93%
       6,500   Abbey National Treasury Services PLC**       07/18/05       3.190*            6,503,126
       3,000   HBOS Treasury Services PLC**                 05/02/05       2.880*            3,000,000
------------------------------------------------------------------------------------------------------
                                                                                             9,503,126
------------------------------------------------------------------------------------------------------

   BANKING-U.S.--1.54%
       5,000   Wells Fargo & Co.**                          05/16/05       2.924*            5,000,591

   BROKERAGE--0.93%
       3,000   Morgan Stanley                               06/15/05       7.750             3,018,204

   FINANCE-CAPTIVE AUTOMOTIVE--0.92%
       3,000   Toyota Motor Credit Corp.                    05/02/05       2.800*            3,000,000

   FINANCE-NONCAPTIVE DIVERSIFIED--2.78%
       9,000   General Electric Capital Corp.               05/06/05 to    2.970 to
                                                            05/09/05       3.010*            9,008,945
------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations (cost--$40,283,557)                                  40,283,557
------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--7.96%
      25,800   Repurchase Agreement dated 04/29/05 with
                 Goldman Sachs, Inc., collateralized by
                 $20,875,000 Federal Home Loan Bank
                 obligations, 2.875% to 3.230% due
                 09/15/06 to 11/28/06, $2,758,000 Federal
                 Home Loan Mortgage Corporation
                 obligations, 4.125% due 11/18/09 and
                 $2,677,000 Federal National Mortgage
                 Association obligations, 3.000% due
                 04/26/19; (value-$26,316,797); proceeds:
                 $25,806,300                                05/02/05       2.930            25,800,000

 PRINCIPAL
   AMOUNT                                                     MATURITY       INTEREST
   (000)                                                        DATES          RATES         VALUE
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--(CONCLUDED)
$          9   Repurchase Agreement dated 04/29/05 with
                 State Street Bank & Trust Co.,
                 collateralized by $9,136 U.S. Treasury
                 Notes, 3.750% due 03/31/07;
                 (value-$9,193); proceeds: $9,002           05/02/05       2.550%        $       9,000
------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost--$25,809,000)                                             25,809,000
------------------------------------------------------------------------------------------------------

 NUMBER OF
  SHARES
   (000)
------------
MONEY MARKET FUNDS+--1.62%
       2,411   AIM Liquid Assets Portfolio                                 2.840             2,410,631
       2,841   BlackRock Provident Institutional
                 TempFund                                                  2.710             2,840,773
------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$5,251,404)                                                  5,251,404
------------------------------------------------------------------------------------------------------
Total Investments (cost--$324,006,635
  which approximates cost for federal income
  tax purposes)--99.93%                                                                    324,006,635
------------------------------------------------------------------------------------------------------
Other assets in excess of liabilities--0.07%                                                   216,205
Net Assets (applicable to 324,260,909 shares
  of beneficial interest outstanding equivalent to
  $1.00 per share)--100.00%                                                              $ 324,222,840

  * Variable rate securities--maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2005, and reset periodically.

 ** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.79% of net assets as of April 30, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  @  Interest rates shown are the discount rates at date of purchase.

  +  Interest rates shown reflect yield at April 30, 2005.

OEM  Original Equipment Manufacturer

ISSUER BREAKDOWN BY COUNTRY (UNAUDITED)

                                                  PERCENTAGE OF PORTFOLIO ASSETS
--------------------------------------------------------------------------------
United States                                                               79.5%
United Kingdom                                                               9.7
France                                                                       4.0
Ireland                                                                      2.8
Italy                                                                        2.2
Canada                                                                       1.5
Netherlands                                                                  0.3
--------------------------------------------------------------------------------
Total                                                                      100.0%
--------------------------------------------------------------------------------


                      Weighted average maturity -- 43 days


                 See accompanying notes to financial statements

UBS CASH RESERVES FUND

STATEMENT OF OPERATIONS

                                                                                       FOR THE
                                                                                      YEAR ENDED
                                                                                    APRIL 30, 2005
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                           $      5,909,638
Securities lending income                                                                       212
---------------------------------------------------------------------------------------------------
                                                                                          5,909,850
---------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory and administration fees                                               1,004,447
Transfer agency and related services fees                                                   634,170
Reports and notices to shareholders                                                          96,700
Professional fees                                                                            83,713
State registration fees                                                                      80,104
Custody and accounting                                                                       30,438
Trustees' fees                                                                               21,302
Other expenses                                                                               27,456
---------------------------------------------------------------------------------------------------
                                                                                          1,978,330
---------------------------------------------------------------------------------------------------
Less: Fee waivers and expense reimbursements by investment
  advisor and administrator                                                                (547,758)
Net expenses                                                                              1,430,572
Net investment income                                                                     4,479,278
Net realized loss from investment activities                                                (47,584)
Net increase in net assets resulting from operations                               $      4,431,694

STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE YEARS ENDED APRIL 30,
                                                               ------------------------------------
                                                                     2005               2004
---------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                          $      4,479,278    $      1,803,735
Net realized gain (loss) from investment activities                     (47,584)              1,210
Net increase in net assets resulting from operations                  4,431,694           1,804,945
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                (4,479,278)         (1,803,735)
Net realized gains from investment activities                           (19,000)           (147,333)
---------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                    (4,498,278)         (1,951,068)
---------------------------------------------------------------------------------------------------
Net increase in net assets from
  beneficial interest transactions                                   85,154,237           3,418,526
Net increase in net assets                                           85,087,653           3,272,403
NET ASSETS:
Beginning of year                                                   239,135,187         235,862,784
End of year                                                    $    324,222,840    $    239,135,187
Accumulated undistributed net invesment income                 $             --    $             --

                 See accompanying notes to financial statements

UBS CASH RESERVES FUND

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Cash Reserves Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with four funds: the Fund, UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Liquid Assets Fund. The financial statements for the UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Liquid Assets Fund are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.33% of the Fund's average daily net assets. At April 30, 2005, the Fund owed UBS Global AM $95,123 for investment advisory and administration fees.

UBS Global AM has contractually undertaken to waive 0.04% of its investment advisory and administration fees and reimburse a portion of expenses to maintain the Fund's ordinary total operating expenses at a level not exceeding 0.47% of the Fund's average daily net assets. The Fund has agreed to repay UBS Global AM for any reimbursed expenses if it can do so over the following three years without causing the Fund's expenses in any of those years to exceed the aforementioned rate.

For the year ended April 30, 2005, UBS Global AM reimbursed $426,007 in expenses which is subject to repayment through April 30, 2008 and waived $121,751 in investment advisory and administration fees. At April 30, 2005, UBS Global AM owed the Fund $52,116 for fee waivers and expense reimbursements.

At April 30, 2005, the Fund had remaining expense reimbursements subject to repayment to UBS Global AM and respective dates of expiration as follows:

      EXPENSE             EXPIRES        EXPIRES        EXPIRES
   REIMBURSEMENTS        APRIL 30,      APRIL 30,      APRIL 30,
SUBJECT TO REPAYMENT       2006           2007           2008
----------------------------------------------------------------
   $  1,492,109         $  485,088     $  581,014      $ 426,007

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in his becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. UBS Global AM executes Fund portfolio transactions through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the year ended April 30, 2005, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $148,884,119. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

TRANSFER AGENCY RELATED SERVICES FEES

UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Fund's transfer agent, and was compensated for these services by PFPC, not the Fund.

For the year ended April 30, 2005, UBS Financial Services Inc. received from PFPC, not the Fund, $371,525 of the total transfer agency and related services fees paid by the Fund to PFPC.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. For the year ended April 30, 2005, UBS Securities LLC earned $67 in compensation as the Fund's lending agent. The Fund did not have any securities on loan and did not owe UBS Securities LLC for compensation as the Fund's lending agent at April 30, 2005.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At April 30, 2005, the Fund had the following liabilities outstanding:

Dividends payable to shareholders                                 $      128,093
Other accrued expenses*                                                  240,858

*    Excludes investment advisory and administration fees.

At April 30, 2005, the components of net assets were as follows:

Accumulated paid in capital                                       $  324,256,887
Accumulated net realized loss from investment activities.                (34,047)
Net assets                                                        $  324,222,840

FEDERAL TAX STATUS

The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2005 and April 30, 2004 was ordinary income.

At April 30, 2005, the components of accumulated earnings on a tax basis were undistributed ordinary income of $141,630 and accumulated capital and other losses of $47,584.

At April 30, 2005, the Fund had a net capital loss carryforward of $47,584. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire April 30, 2013. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

To reflect reclassifications arising from permanent "book/tax" differences for the year ended April 30, 2005, undistributed net investment income was decreased by $19,000 and accumulated net realized gain was decreased by $19,000. These differences are primarily due to reclassifications of distributions for tax purposes.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                FOR THE YEARS ENDED APRIL 30,
                                               --------------------------------
                                                    2005              2004
-------------------------------------------------------------------------------
Shares sold                                     2,800,644,917     2,644,618,166
Shares repurchased                             (2,719,851,066)   (2,643,156,006)
Dividends reinvested                                4,360,386         1,956,366
Net increase in shares outstanding                 85,154,237         3,418,526

UBS CASH RESERVES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                            FOR THE YEARS ENDED APRIL 30,
                             ------------------------------------------------------------------------------------------
                                  2005               2004               2003               2002               2001
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR          $         1.00     $         1.00     $         1.00     $         1.00     $         1.00
Net investment income                 0.014              0.007              0.012              0.026              0.059
Dividends from net
  investment income                  (0.014)            (0.007)            (0.012)            (0.026)            (0.059)
Distributions from net
  realized gains from
  investment activities              (0.000)#           (0.001)            (0.000)#               --                 --
Total dividends and
  distributions                      (0.014)            (0.008)            (0.012)            (0.026)            (0.059)
NET ASSET VALUE,
  END OF YEAR                $         1.00     $         1.00     $         1.00     $         1.00     $         1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT
  RETURN(1)                            1.44%              0.70%              1.25%              2.66%              6.01%
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
  DATA:
Net assets,
  end of year (000's)        $      324,223     $      239,135     $      235,863     $      393,966     $      349,830
Expenses to average
  net assets, net of fee
  waivers and expense
  reimbursements
  by advisor                           0.47%              0.47%              0.47%              0.47%              0.47%
Expenses to average
  net assets, before fee
  waivers and expense
  reimbursements
  by advisor                           0.65%              0.72%              0.66%              0.61%              0.54%
Net investment income
  to average net assets,
  net of fee waivers and
  expense reimbursements
  by advisor                           1.47%              0.65%              1.25%              2.61%              5.80%
Net investment income
  to average net assets,
  before fee waivers and
  expense reimbursements
  by advisor                           1.29%              0.40%              1.06%              2.47%              5.73%

#    Amount represents less than $(0.0005) per share.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

UBS CASH RESERVES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ERNST & YOUNG LLP

The Board of Trustees and Shareholders of
UBS Cash Reserves Fund

We have audited the accompanying statement of net assets for UBS Cash Reserves Fund (the "Fund") (one of the funds constituting UBS Money Series) as of April 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Cash Reserves Fund of UBS Money Series at April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                        /s/ Ernst & Young LLP


New York, New York
June 15, 2005

UBS CASH RESERVES FUND

GENERAL INFORMATION (UNAUDITED)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

BOARD OF TRUSTEES & OFFICERS

The Fund is governed by a Board of Trustees which oversees the Fund's operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee and officer of the Fund, the trustee's or officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund's Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

INTERESTED TRUSTEES

                                                                 TERM OF
                                          POSITION(S)          OFFICE+ AND
         NAME, ADDRESS,                   HELD WITH             LENGTH OF                  PRINCIPAL OCCUPATION(S)
            AND AGE                         TRUST              TIME SERVED                   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------------
Margo N. Alexander++; 58              Trustee              Since 1998            Mrs. Alexander is retired. She was an
c/o UBS Global Asset Management                                                  executive vice president of UBS Financial
51 West 52nd Street                                                              Services Inc. (from March 1984 to December
New York, NY 10019                                                               2002). She was chief executive officer (from
                                                                                 January 1995 to October 2000), a director
                                                                                 (from January 1995 to September 2001) and
                                                                                 chairman (from March 1999 to September 2001)
                                                                                 of UBS Global AM (formerly known as Mitchell
                                                                                 Hutchins Asset Management Inc.).

Meyer Feldberg+++; 63                 Trustee              Since 1998            Professor Feldberg is a senior advisor to
Morgan Stanley                                                                   Morgan Stanley (financial services) (since
1585 Broadway                                                                    March 2005). He is also Dean Emeritus and
33rd Floor                                                                       Sanford Bernstein Professor of Leadership and
New York, NY 10036                                                               Ethics at Columbia Business School, although
                                                                                 on a two year leave of absence. Prior to July
                                                                                 2004, he was Dean and Professor of Management
                                                                                 of the Graduate School of Business at Columbia
                                                                                 University (since 1989).

                                                     NUMBER OF
         NAME, ADDRESS,                      PORTFOLIOS IN FUND COMPLEX                         OTHER DIRECTORSHIPS
            AND AGE                              OVERSEEN BY TRUSTEE                              HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
Margo N. Alexander++; 58              Mrs. Alexander is a director or trustee    None
c/o UBS Global Asset Management       of 16 investment companies (consisting
51 West 52nd Street                   of 33 portfolios) for which UBS Global
New York, NY 10019                    AM or one of its affiliates serves as
                                      investment advisor, sub-advisor or
                                      manager.

Meyer Feldberg+++; 63                 Professor Feldberg is a director or        Professor Feldberg is also a director of
Morgan Stanley                        trustee of 30 investment companies         Primedia Inc. (publishing), Federated
1585 Broadway                         (consisting of 47 portfolios) for which    Department Stores, Inc. (operator of
33rd Floor                            UBS Global AM or one of its affiliates     department stores), Revlon, Inc. (cosmetics),
New York, NY 10036                    serves as investment advisor,              and SAPPI, Ltd. (producer of paper).
                                      sub-advisor or manager.

INDEPENDENT TRUSTEES

                                                                 TERM OF
                                          POSITION(S)          OFFICE+ AND
         NAME, ADDRESS,                   HELD WITH             LENGTH OF                  PRINCIPAL OCCUPATION(S)
            AND AGE                         TRUST              TIME SERVED                   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 70              Trustee and          Since 1998            Mr. Armstrong is chairman and principal of
c/o Willkie Farr &                    Chairman of the      (Trustee)             R.Q.A. Enterprises (management consulting
Gallagher LLP                         Board of Trustees    Since 2004            firm) (since April 1991 and principal
787 Seventh Avenue                                         (Chairman of the      occupation since March 1995).
New York, NY 10019-6099                                    Board of Trustees)

David J. Beaubien; 70                 Trustee              Since 2001            Mr. Beaubien is retired (since 2003). He was
84 Doane Road                                                                    chairman of Yankee Environmental Systems,
Ware, MA 01082                                                                   Inc., a manufacturer of meteorological
                                                                                 measuring systems (since 1991).

Richard R. Burt; 58                   Trustee              Since 1998            Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania Ave., N.W.                                                     (international information and security firm)
Washington, D.C. 20004                                                           and IEP Advisors (international investments
                                                                                 and consulting firm).

Carl W. Schafer; 69                   Trustee              Since 1998            Mr. Schafer is president of the Atlantic
66 Witherspoon Street #1100                                                      Foundation (charitable foundation) (since
Princeton, NJ 08542                                                              1990).

William D. White; 71                  Trustee              Since 2001            Mr. White is retired (since 1994).
P.O. Box 199
Upper Black Eddy, PA 18972

                                                     NUMBER OF
         NAME, ADDRESS,                      PORTFOLIOS IN FUND COMPLEX                         OTHER DIRECTORSHIPS
            AND AGE                              OVERSEEN BY TRUSTEE                              HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 70              Mr. Armstrong is a director or trustee     None
c/o Willkie Farr &                    of 16 investment companies (consisting
Gallagher LLP                         of 33 portfolios) for which UBS Global
787 Seventh Avenue                    AM or one of its affiliates serves as
New York, NY 10019-6099               investment advisor, sub-advisor or
                                      manager.

David J. Beaubien; 70                 Mr. Beaubien is a director or trustee of   Mr. Beaubien is also a director of IEC
84 Doane Road                         16 investment companies (consisting of     Electronics, Inc., a manufacturer of
Ware, MA 01082                        33 portfolios) for which UBS Global AM     electronic assemblies.
                                      or one of its affiliates serves as
                                      investment advisor, sub-advisor or
                                      manager.

Richard R. Burt; 58                   Mr. Burt is a director or trustee of 16    Mr. Burt is also a director of Hollinger
1275 Pennsylvania Ave., N.W.          investment companies (consisting of 33     International Inc. (publishing), HCL
Washington, D.C. 20004                portfolios) for which UBS Global AM or     Technologies, Ltd., (software and information
                                      one of its affiliates serves as            technologies), The Central European Fund,
                                      investment advisor, sub-advisor or         Inc., The Germany Fund, Inc., IGT, Inc.
                                      manager.                                   (provides technology to gaming and wagering
                                                                                 industry) and chairman of Weirton Steel Corp.
                                                                                 (makes and finishes steel products). He is
                                                                                 also a director or trustee of funds in the
                                                                                 Scudder Mutual Funds Family (consisting of 52
                                                                                 portfolios).

Carl W. Schafer; 69                   Mr. Schafer is a director or trustee of    Mr. Schafer is also a director of Labor Ready,
66 Witherspoon Street #1100           16 investment companies (consisting of     Inc. (temporary employment). Guardian Life
Princeton, NJ 08542                   33 portfolios) for which UBS Global AM     Insurance Company Mutual Funds (consisting of
                                      or one of its affiliates serves as         25 portfolios), the Harding, Loevner Funds
                                      investment advisor, sub-advisor or         (consisting of three portfolios), E.I.I.
                                      manager.                                   Realty Securities Trust (consisting of two
                                                                                 portfolios) and Frontier Oil Corporation.

William D. White; 71                  Mr. White is a director or trustee of 16   None
P.O. Box 199                          investment companies (consisting of 33
Upper Black Eddy, PA 18972            portfolios) for which UBS Global AM or
                                      one of its affiliates serves as
                                      investment advisor, sub-advisor or
                                      manager.

OFFICERS

                                                                 TERM OF                   PRINCIPAL OCCUPATION(S)
                                                               OFFICE+ AND                   DURING PAST 5 YEARS;
                                         POSITION(S)            LENGTH OF                  NUMBER OF PORTFOLIOS IN
        NAME, ADDRESS,                    HELD WITH                TIME                  FUND COMPLEX FOR WHICH PERSON
           AND AGE                          TRUST                 SERVED                       SERVES AS OFFICER
-------------------------------------------------------------------------------------------------------------------------------
Joseph Allessie*; 39                  Vice President and   Since 2005            Mr. Allessie is a director and associate
                                      Assistant                                  general counsel at UBS Global Asset Management
                                      Secretary                                  (US) Inc and UBS Global Asset Management
                                                                                 (Americas) Inc. (collectively, "UBS Global
                                                                                 AM--Americas region") (since 2005). Prior to
                                                                                 joining UBS Global AM--Americas region he was
                                                                                 senior vice president and general counsel of
                                                                                 Kenmar Advisory Corp. (from 2004 to 2005).
                                                                                 Prior to that Mr. Allessie was general counsel
                                                                                 and secretary of Global Asset Management (USA)
                                                                                 Inc., GAM Investments, GAM Services, GAM
                                                                                 Funds, Inc. and the GAM Avalon Funds (from
                                                                                 1999 to 2004). Such entities are affiliates of
                                                                                 UBS Global AM--Americas region. Prior to
                                                                                 joining GAM, Mr. Allessie was Regulatory
                                                                                 Officer to the State of New Jersey, Department
                                                                                 of Law and Public Safety, Bureau of Securities
                                                                                 (from 1993 to 1999). Mr. Allessie is a vice
                                                                                 president and assistant secretary of 20
                                                                                 investment companies (consisting of 75
                                                                                 portfolios) for which UBS Global AM--Americas
                                                                                 region or one of its affiliates serves as
                                                                                 investment advisor, sub-advisor or manager.

W. Douglas Beck*; 38                  President            Since 2005            Mr. Beck is an executive director and head of
                                                                                 product development and management for UBS
                                                                                 Global AM--Americas region (since 2002). From
                                                                                 March 1998 to November 2002, he held various
                                                                                 positions at Merrill Lynch, the most recent
                                                                                 being first vice president and co-manager of
                                                                                 the managed solutions group. Mr. Beck is
                                                                                 president of 20 investment companies
                                                                                 (consisting of 75 portfolios) for which UBS
                                                                                 Global AM--Americas region or one of its
                                                                                 affiliates serves as investment advisor, sub-
                                                                                 advisor or manager, and was vice president of
                                                                                 such investment companies from 2003 to 2005.

                                                                 TERM OF                   PRINCIPAL OCCUPATION(S)
                                                               OFFICE+ AND                   DURING PAST 5 YEARS;
                                         POSITION(S)            LENGTH OF                  NUMBER OF PORTFOLIOS IN
        NAME, ADDRESS,                    HELD WITH                TIME                  FUND COMPLEX FOR WHICH PERSON
           AND AGE                          TRUST                 SERVED                       SERVES AS OFFICER
-------------------------------------------------------------------------------------------------------------------------------
James Capezzuto*; 41                  Vice President and   Since 2004            Mr. Capezzuto is a director and associate
                                      Assistant                                  general counsel at UBS Global AM--Americas
                                      Secretary                                  region (since 2004). Prior to joining UBS
                                                                                 Global AM--Americas region he was senior vice
                                                                                 president, senior compliance manager at Bank
                                                                                 of America (from 2003 to 2004). Prior to that
                                                                                 he was general counsel at Steinberg Priest &
                                                                                 Sloane and prior to that he was director and
                                                                                 senior counsel at Deutsche Asset Management
                                                                                 (from 1996 to 2002). Mr. Capezzuto is a vice
                                                                                 president and assistant secretary of 20
                                                                                 investment companies (consisting of 75
                                                                                 portfolios) for which UBS Global AM--Americas
                                                                                 region or one of its affiliates serves as
                                                                                 investment advisor, sub-advisor or manager.

Thomas Disbrow*; 39                   Vice President and   Since 2000            Mr. Disbrow is a director, head of retail
                                      Treasurer            (Vice President)      mutual fund operations and co-head of the
                                                           Since 2004            mutual fund finance department of UBS Global
                                                           (Treasurer)           AM--Americas region. Prior to November 1999,
                                                                                 he was a vice president of Zweig/Glaser
                                                                                 Advisers. Mr. Disbrow is a vice president and
                                                                                 treasurer of 16 investment companies
                                                                                 (consisting of 33 portfolios) and vice
                                                                                 president and assistant treasurer of four
                                                                                 investment companies (consisting of 42
                                                                                 portfolios) for which UBS Global AM--Americas
                                                                                 region or one of its affiliates serves as
                                                                                 investment advisor, sub-advisor or manager.

                                                                 TERM OF                   PRINCIPAL OCCUPATION(S)
                                                               OFFICE+ AND                   DURING PAST 5 YEARS;
                                         POSITION(S)            LENGTH OF                  NUMBER OF PORTFOLIOS IN
        NAME, ADDRESS,                    HELD WITH                TIME                  FUND COMPLEX FOR WHICH PERSON
           AND AGE                          TRUST                 SERVED                       SERVES AS OFFICER
-------------------------------------------------------------------------------------------------------------------------------
Mark F. Kemper**; 47                  Vice President and   Since 2004            Mr. Kemper is general counsel of UBS Global
                                      Secretary                                  AM--Americas region (since July 2004). Mr.
                                                                                 Kemper also is an executive director of UBS
                                                                                 Global AM--Americas region. He was deputy
                                                                                 general counsel of UBS Global Asset Management
                                                                                 (Americas) Inc. ("UBS Global AM--Americas")
                                                                                 from July 2001 to July 2004. He has been
                                                                                 secretary of UBS Global AM--Americas since
                                                                                 1999 and assistant secretary of UBS Global
                                                                                 Asset Management Trust Company since 1993. Mr.
                                                                                 Kemper is secretary of UBS Global AM--Americas
                                                                                 (since 2004). Mr. Kemper is vice president and
                                                                                 secretary of 20 investment companies
                                                                                 (consisting of 75 portfolios) for which UBS
                                                                                 Global AM--Americas region or one of its
                                                                                 affiliates serves as investment advisor,
                                                                                 sub-advisor or manager.

Joanne M. Kilkeary*; 37               Vice President and   Since 2004            Ms. Kilkeary is an associate director (since
                                      Assistant                                  2000) and a senior manager (since 2004) of the
                                      Treasurer                                  mutual fund finance department of UBS Global
                                                                                 AM--Americas region. Ms. Kilkeary is a vice
                                                                                 president and assistant treasurer of 16
                                                                                 investment companies (consisting of 33
                                                                                 portfolios) for which UBS Global AM--Americas
                                                                                 region or one of its affiliates serves as
                                                                                 investment advisor, sub-advisor or manager.

                                                                 TERM OF                   PRINCIPAL OCCUPATION(S)
                                                               OFFICE+ AND                   DURING PAST 5 YEARS;
                                         POSITION(S)            LENGTH OF                  NUMBER OF PORTFOLIOS IN
        NAME, ADDRESS,                    HELD WITH                TIME                  FUND COMPLEX FOR WHICH PERSON
           AND AGE                          TRUST                 SERVED                       SERVES AS OFFICER
-------------------------------------------------------------------------------------------------------------------------------
Joseph T. Malone*; 37                 Vice President and   Since 2004            Mr. Malone is a director and co-head of the
                                      Assistant                                  mutual fund finance department of UBS Global
                                      Treasurer                                  AM--Americas region. From August 2000 through
                                                                                 June 2001, he was the controller at AEA
                                                                                 Investors Inc. From March 1998 to August 2000,
                                                                                 Mr. Malone was a manager within the investment
                                                                                 management services practice of
                                                                                 PricewaterhouseCoopers LLC. Mr. Malone is vice
                                                                                 president and assistant treasurer of 16
                                                                                 investment companies (consisting of 33
                                                                                 portfolios) and vice president, treasurer and
                                                                                 principal accounting officer of four
                                                                                 investment companies (consisting of 42
                                                                                 portfolios) for which UBS Global AM--Americas
                                                                                 region or one of its affiliates serves as
                                                                                 investment advisor, sub-advisor or manager.

Michael H. Markowitz**; 40            Vice President       Since 1998            Mr. Markowitz is a managing director,
                                                                                 portfolio manager and head of US short
                                                                                 duration fixed income of UBS Global
                                                                                 AM--Americas region. Mr. Markowitz is a vice
                                                                                 president of five investment companies
                                                                                 (consisting of 21 portfolios) for which UBS
                                                                                 Global AM--Americas region or one of its
                                                                                 affiliates serves as investment advisor,
                                                                                 sub-advisor or manager.

Joseph McGill*; 43                    Vice President and   Since 2004            Mr. McGill is an executive director and chief
                                      Chief Compliance                           compliance officer at UBS Global AM--Americas
                                      Officer                                    region (since 2003). Prior to joining UBS
                                                                                 Global AM--Americas region he was Assistant
                                                                                 General Counsel at J.P. Morgan Investment
                                                                                 Management (from 1999 - 2003). Mr. McGill is a
                                                                                 vice president and chief compliance officer of
                                                                                 20 investment companies (consisting of 75
                                                                                 portfolios) for which UBS Global AM--Americas
                                                                                 region or one of its affiliates serves as
                                                                                 investment advisor, sub-advisor or manager.

                                                                 TERM OF                   PRINCIPAL OCCUPATION(S)
                                                               OFFICE+ AND                   DURING PAST 5 YEARS;
                                         POSITION(S)            LENGTH OF                  NUMBER OF PORTFOLIOS IN
        NAME, ADDRESS,                    HELD WITH                TIME                  FUND COMPLEX FOR WHICH PERSON
           AND AGE                          TRUST                 SERVED                       SERVES AS OFFICER
-------------------------------------------------------------------------------------------------------------------------------
Robert Sabatino**; 31                 Vice President       Since 2001            Mr. Sabatino is a director and portfolio
                                                                                 manager of UBS Global AM--Americas region in
                                                                                 the short duration fixed income group (since
                                                                                 October 2001). From 1995 to 2001 he was a
                                                                                 portfolio manager at Merrill Lynch Investment
                                                                                 Managers responsible for the management of
                                                                                 several retail and institutional money market
                                                                                 funds. Mr. Sabatino is a vice president of one
                                                                                 investment company (consisting of four
                                                                                 portfolios) for which UBS Global AM--Americas
                                                                                 region or one of its affiliates serves as
                                                                                 investment advisor, sub-advisor or manager.

Keith A. Weller*; 43                  Vice President and   Since 1998            Mr. Weller is an executive director and
                                      Assistant                                  associate general counsel of UBS Global
                                      Secretary                                  AM--Americas region. Mr. Weller is a vice
                                                                                 president and assistant secretary of 20
                                                                                 investment companies (consisting of 75
                                                                                 portfolios) for which UBS Global AM--Americas
                                                                                 region or one of its affiliates serves as
                                                                                 investment advisor, sub-advisor or manager.

  * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
 ** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.
  + Each Trustee holds office for an indefinite term. Each Trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers of the Trust are appointed by the Trustees and serve at the pleasure of the Board.
 ++ Mrs. Alexander is deemed an "interested person" of the Fund as defined in the Investment Company Act because an immediate family member is an employee of an affiliate of UBS Global AM.
+++ Professor Feldberg is deemed an "interested person" of the Fund as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

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

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

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

                      (This page intentionally left blank)

TRUSTEES

Richard Q. Armstrong
CHAIRMAN

Margo N. Alexander

David J. Beaubien

Richard R. Burt

Meyer Feldberg

Carl W. Schafer

William D. White


PRINCIPAL OFFICERS

W. Douglas Beck
PRESIDENT

Mark F. Kemper
VICE PRESIDENT AND SECRETARY

Thomas Disbrow
VICE PRESIDENT AND TREASURER

Michael H. Markowitz
VICE PRESIDENT


INVESTMENT ADVISOR, ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.


(C) 2005 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

[UBS LOGO]                                                           Presorted
                                                                     Standard
UBS GLOBAL ASSET MANAGEMENT (US) INC.                              U.S. Postage
51 West 52nd Street                                                    PAID
New York, New York 10019-6114                                      Smithtown, NY
                                                                     Permit 700

[UBS LOGO] UBS Global Asset Management

           UBS SELECT MONEY MARKET FUND
           UBS SELECT TREASURY FUND
           ANNUAL REPORT
           APRIL 30, 2005

TABLE OF CONTENTS

UBS SELECT MONEY MARKET FUND
 Letter to Shareholders                                         1
 Performance and Portfolio Characteristics At A Glance          4
 Expense Example                                                5

UBS SELECT TREASURY FUND
 Letter to Shareholders                                         6
 Performance and Portfolio Characteristics At A Glance          9
 Expense Example                                               10

STATEMENT OF NET ASSETS
 UBS Select Money Market Fund                                  11
 UBS Select Treasury Fund                                      17

STATEMENT OF OPERATIONS                                        19

STATEMENT OF CHANGES IN NET ASSETS
 UBS Select Money Market Fund                                  20
 UBS Select Treasury Fund                                      21

NOTES TO FINANCIAL STATEMENTS                                  22

FINANCIAL HIGHLIGHTS
 UBS Select Money Market Fund                                  28
 UBS Select Treasury Fund                                      30

REPORT OF INDEPENDENT REGISTERED
 PUBLIC ACCOUNTING FIRM                                        31

GENERAL INFORMATION                                            32

SUPPLEMENTAL INFORMATION                                       34

UBS SELECT MONEY MARKET FUND

June 15, 2005

DEAR SHAREHOLDER,

We present you with the annual report for UBS Select Money Market Fund (the "Fund") for the fiscal year ended April 30, 2005.

PERFORMANCE

The Fund's seven-day current yield as of April 30, 2005, was 2.66%, compared with 1.61% as of October 31, 2004 (For more information on the Fund's performance, please refer to "Performance and Portfolio Characteristics At A Glance" on page 4.)

UBS SELECT MONEY MARKET FUND

INVESTMENT GOAL:

Maximum current income consistent with liquidity and capital preservation.

PORTFOLIO MANAGERS:

Michael H. Markowitz
Robert Sabatino

UBS Global Asset Management (US) Inc.

COMMENCEMENT:

August 10, 1998

DIVIDEND PAYMENTS:

Monthly

AN INTERVIEW WITH PORTFOLIO MANAGERS MICHAEL MARKOWITZ AND ROBERT SABATINO

Q: HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE FISCAL YEAR?

A: The US economy faced a number of challenges during the reporting period, including record high energy prices, rising interest rates, a mixed job market, uncertainty surrounding the US presidential election and geopolitical events. Despite these issues, the economy proved to be surprisingly resilient. Following a 3.3% gain in the second quarter of 2004, gross domestic product (GDP) was a robust 4.0% in the third quarter and 3.8% in the fourth quarter. The preliminary estimate for first quarter 2005 GDP growth was a solid 3.5%, with the decline from the prior two quarters largely attributable to record high oil prices.

Q: HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC
   ENVIRONMENT?

A: Given the strength of the economy, it became increasingly clear that the Fed's accommodative monetary policy would change and it would begin to raise interest rates in an attempt to ward off a potential increase in inflation. As expected, the Fed raised the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--from 1.00% to 1.25% at the end of June 2004. This was the first rate hike in four years.

   The Fed again raised rates in 0.25% increments on six more occasions over the fiscal year, bringing the fed funds rate to 2.75%. The Fed increased rates again in May 2005, after the end of the reporting period, to 3.00%. Coinciding with the May rate hike, the Fed acknowledged that growth had "slowed somewhat, partly in response to the earlier increases in energy prices." However, it continued to say that it expected to raise rates at a "measured" pace as "pressures on inflation have picked up in recent months and pricing power is more evident."

Q: HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE FISCAL YEAR?

A: We employed a "barbell" strategy for much of the period, meaning that we focused on securities at opposite ends of the maturity spectrum. Our longer-term securities, with maturities up to thirteen months, were used to lock in higher rates, while our shorter-term securities, with maturities of one month or less, provided liquidity and gave us the ability to reinvest at higher yields as the Fed increased interest rates.

   As the fiscal year progressed, we let the portfolio's weighted average maturity drift shorter to take advantage of the rising rate environment, moving from 53 days at the start of the period to roughly 40 days, closing the period at 39 days. We also moved from our barbell structure to a more "bulleted" yield curve position, targeting a specific point on they yield curve and emphasizing securities with three- to six-month maturities. Generally, a bullet strategy may perform better in a rising rate environment.

Q: WHAT TYPES OF SECURITIES DID YOU EMPHASIZE OVER THE PERIOD?

A: We maintained our strategy of emphasizing quality and liquidity throughout the year. In doing so, we continued to concentrate a portion of the portfolio's holdings in high-quality sectors, including agency obligations, other US government securities, certificates of deposit and short-term corporate obligations. We also held a sizable portion of the portfolio in commercial paper, which in the strong credit environment that characterized much of the period, offered a yield advantage. This positioning helped maintain the portfolio's overall level of diversification and allowed us to meet our liquidity requirements.

Q: WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW HAVE YOU STRUCTURED THE
   FUND'S PORTFOLIO GIVEN YOUR VIEWS?

A: The Fed has made it clear that it expects to continue raising interest rates to ward off inflation. In anticipation of this, we have kept the portfolio's weighted average maturity shorter to take advantage of higher yields. Maintaining a high-quality portfolio will also be of paramount importance, and we anticipate continuing our strategy of allocating a portion of the portfolio to US government and agency securities.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ W. Douglas Beck

W. Douglas Beck, CFA
President
UBS Select Money Market Fund
Executive Director
UBS Global Asset Management (US) Inc.

/s/ Michael H. Markowitz

Michael H. Markowitz
Portfolio Manager
UBS Select Money Market Fund
Managing Director
UBS Global Asset Management (US) Inc.

/s/ Robert Sabatino

Robert Sabatino
Portfolio Manager
UBS Select Money Market Fund
Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended April 30, 2005. The views and opinions in the letter were current as of June 15, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent.

We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

PERFORMANCE AND PORTFOLIO CHARACTERISTICS AT A GLANCE (UNAUDITED)

YIELDS AND CHARACTERISTICS             4/30/05       10/31/04       4/30/04
---------------------------------------------------------------------------
Seven-Day Current Yield*                 2.66%         1.61%         0.93%
---------------------------------------------------------------------------
Seven-Day Effective Yield*               2.70          1.62          0.94
---------------------------------------------------------------------------
Weighted Average Maturity**            39 days        46 days       53 days
---------------------------------------------------------------------------
Net Assets (bln)                        $5.9          $6.2          $7.5
---------------------------------------------------------------------------

PORTFOLIO COMPOSITION***               4/30/05       10/31/04       4/30/04
---------------------------------------------------------------------------
Commercial Paper                        39.4%         22.9%          42.2%
---------------------------------------------------------------------------
Certificates of Deposit                 14.9          15.9           14.8
---------------------------------------------------------------------------
Short-Term Corporate Obligations        14.2          12.2           10.8
---------------------------------------------------------------------------
U.S. Government Agency Obligations      14.2          28.1           17.2
---------------------------------------------------------------------------
U.S. Master Notes                        5.1           4.9            6.0
---------------------------------------------------------------------------
Time Deposits                            4.5           6.1            2.1
---------------------------------------------------------------------------
Funding Agreements                       4.2           4.0            3.4
---------------------------------------------------------------------------
Repurchase Agreements                    4.2           5.7            2.0
---------------------------------------------------------------------------
Money Market Fund                        0.3           0.4            0.6
---------------------------------------------------------------------------
Bank Notes                                --           0.6            1.6
---------------------------------------------------------------------------
Other Assets Less Liabilities           (1.0)         (0.8)          (0.7)
---------------------------------------------------------------------------
TOTAL                                  100.0%        100.0%         100.0%
---------------------------------------------------------------------------

Yield data quoted are for Institutional shares. There were no Financial Intermediary shares outstanding during the fiscal year ended April 30, 2005. If such shares had been outstanding at April 30, 2005, the yields would be approximately 0.25% lower than the yields for Institutional shares.

  * Yields will fluctuate. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

 ** The Fund is actively managed and its weighted average maturity will differ over time.

*** Weightings represent percentages of net assets as of the dates indicated.
    The Fund's portfolio is actively managed and its composition will vary over time.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds if those other funds impose transactional costs--for example, sales charges (loads), redemption fees or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

                                  BEGINNING           ENDING           EXPENSES PAID
                                ACCOUNT VALUE      ACCOUNT VALUE       DURING PERIOD*
                               NOVEMBER 1, 2004    APRIL 30, 2005     11/1/04 - 4/30/05
---------------------------------------------------------------------------------------
Actual                            $ 1,000.00          $ 1,011.00           $ 0.90
---------------------------------------------------------------------------------------
Hypothetical (5% annual
  return before expenses)           1,000.00            1,023.90             0.90
---------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.18% for Institutional shares (the only class of shares outstanding during the period), multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS SELECT TREASURY FUND

June 15, 2005

DEAR SHAREHOLDER,

We present you with the annual report for UBS Select Treasury Fund (the "Fund") for the fiscal year ended April 30, 2005.

PERFORMANCE

The Fund's seven-day current yield as of April 30, 2005, was 2.57%, compared with 1.55% as of October 31, 2004. (For more information on the Fund's performance, please refer to "Performance and Portfolio Characteristics At A Glance" on page 9.)

UBS SELECT TREASURY FUND

INVESTMENT GOAL:

Maximum current income consistent with liquidity and capital preservation.

PORTFOLIO MANAGERS:

Michael H. Markowitz
Robert Sabatino

UBS Global Asset Management (US) Inc.

COMMENCEMENT:

March 23, 2004

DIVIDEND PAYMENTS:

Monthly

AN INTERVIEW WITH PORTFOLIO MANAGERS MICHAEL MARKOWITZ AND ROBERT SABATINO

Q: HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE FISCAL YEAR?

A: The US economy faced a number of challenges during the reporting period, including record high energy prices, rising interest rates, a mixed job market, uncertainty surrounding the US presidential election and geopolitical events. Despite these issues, the economy proved to be surprisingly resilient. Following a 3.3% gain in the second quarter of 2004, gross domestic product (GDP) was a robust 4.0% in the third quarter and 3.8% in the fourth quarter. The preliminary estimate for first quarter 2005 GDP was a solid 3.5%, with the decline from the prior two quarters largely attributable to record high oil prices.

Q: HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC
   ENVIRONMENT?

A: Given the strength of the economy, it became increasingly clear that the Fed's accommodative monetary policy would change, and it would begin to raise interest rates in an attempt to ward off a potential increase in inflation. As expected, the Fed raised the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--from 1.00% to 1.25% at the end of June 2004. This was the first rate hike in four years.

   The Fed again raised rates in 0.25% increments on six more occasions over the fiscal year, bringing the fed funds rate to 2.75%. The Fed increased rates again in May 2005, after the end of the reporting period, to 3.00%. Coinciding with the May rate hike, the Fed acknowledged that growth had "slowed somewhat, partly in response to the earlier increases in energy prices." However, it continued to say that it expected to raise rates at a "measured" pace as "pressures on inflation have picked up in recent months and pricing power is more evident."

Q: HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE FISCAL YEAR?

A: Early in the reporting period, the portfolio emphasized Treasury securities, as well as select repurchase agreements ("repos") backed by US Treasury collateral. As the fiscal year progressed, we shifted our focus and significantly increased our allocation to repos in an attempt to generate incremental yield by reinvesting at higher yields as the Fed raised interest rates. At the end of the period, approximately 55% of the portfolio was in repos and 45% was in US Treasuries.

Q: WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND HOW HAVE YOU STRUCTURED THE FUND'S
   PORTFOLIO GIVEN YOUR VIEWS?

A: The Fed has made it clear that it expects to continue raising interest rates to ward off inflation. In anticipation of this, we will continue to actively manage the Fund's portfolio and diversify its assets among Treasury securities and repos in order to seek maximum current income consistent with liquidity and capital preservation.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ W. Douglas Beck

W. Douglas Beck, CFA
President
UBS Select Treasury Fund
Executive Director
UBS Global Asset Management (US) Inc.

/s/ Michael H. Markowitz

Michael H. Markowitz
Portfolio Manager
UBS Select Treasury Fund
Managing Director
UBS Global Asset Management (US) Inc.

/s/ Robert Sabatino

Robert Sabatino
Portfolio Manager
UBS Select Treasury Fund
Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended April 30, 2005. The views and opinions in the letter were current as of June 15, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent.

We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

PERFORMANCE AND PORTFOLIO CHARACTERISTICS AT A GLANCE (UNAUDITED)

YIELDS AND CHARACTERISTICS         4/30/05       10/31/04       4/30/04
-----------------------------------------------------------------------
Seven-Day Current Yield*             2.57%         1.55%         0.77%
-----------------------------------------------------------------------
Seven-Day Effective Yield*           2.60          1.56          0.78
-----------------------------------------------------------------------
Weighted Average Maturity**        21 days       15 days        55 days
-----------------------------------------------------------------------
Net Assets (mm)                   $461.0        $330.0         $385.5
-----------------------------------------------------------------------

PORTFOLIO COMPOSITION***           4/30/05       10/31/04       4/30/04
-----------------------------------------------------------------------
Repurchase Agreements               54.8%         60.7%         30.4%
-----------------------------------------------------------------------
U.S. Government Obligations         45.4          39.4          72.2
-----------------------------------------------------------------------
Money Market Funds                    --            --           2.7
-----------------------------------------------------------------------
Other Assets Less Liabilities       (0.2)         (0.1)         (5.3)
-----------------------------------------------------------------------
TOTAL                              100.0%        100.0%        100.0%
-----------------------------------------------------------------------

Yield data quoted are for Institutional shares. There were no Financial Intermediary shares outstanding during the fiscal year ended April 30, 2005. If such shares had been outstanding at April 30, 2005, the yields would be approximately 0.25% lower than the yields for Institutional shares.

  * Yields will fluctuate. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

 ** The Fund is actively managed and its weighted average maturity will differ over time.

*** Weightings represent percentages of net assets as of the dates indicated.
    The Fund's portfolio is actively managed and its composition will vary over time.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds if those other funds impose transactional costs--for example, sales charges (loads), redemption fees or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

                                  BEGINNING             ENDING             EXPENSES PAID
                                ACCOUNT VALUE        ACCOUNT VALUE         DURING PERIOD*
                               NOVEMBER 1, 2004     APRIL 30, 2005       11/1/04 - 4/30/05
------------------------------------------------------------------------------------------
Actual                            $ 1,000.00           $ 1,010.40             $ 0.90
------------------------------------------------------------------------------------------
Hypothetical (5% annual
  return before expenses)           1,000.00             1,023.90               0.90
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.18% for Institutional shares (the only class of shares outstanding during the period), multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS SELECT MONEY MARKET FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2005

PRINCIPAL
 AMOUNT                                                     MATURITY      INTEREST
 (000)                                                       DATES         RATES           VALUE
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--14.16%

$    160,000  Federal Home Loan Bank                       05/04/05 to    1.500 to
                                                           10/21/05       2.250%       $ 159,933,489
----------------------------------------------------------------------------------------------------
     175,000  Federal Home Loan Bank                                      3.003 to
                                                           07/05/05       3.005*         174,958,944
----------------------------------------------------------------------------------------------------
     125,109  Federal Home Loan Mortgage Corp.             05/04/05 to    2.700 to
                                                           06/15/05       2.830@         124,881,739
----------------------------------------------------------------------------------------------------
     255,500  Federal National Mortgage Association        05/27/05 to    1.810 to
                                                           09/30/05       2.300          255,500,000
----------------------------------------------------------------------------------------------------
     125,000  Federal National Mortgage Association        07/03/05       2.990*         124,955,470
----------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (cost--$840,229,642)                            840,229,642
----------------------------------------------------------------------------------------------------

TIME DEPOSITS--4.55%

   BANKING--NON U.S.

     170,000  Societe Generale, Grand Cayman Islands       05/02/05       3.000          170,000,000
----------------------------------------------------------------------------------------------------
     100,000  SunTrust Bank, Grand Cayman Islands          05/02/05       2.969          100,000,000
----------------------------------------------------------------------------------------------------
Total Time Deposits (cost--$270,000,000)                                                 270,000,000
----------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--14.87%

   NON-U.S.--12.28%

      75,000  Barclays Bank PLC                            06/13/05       2.930           75,000,000
----------------------------------------------------------------------------------------------------
      50,000  BNP Paribas                                  09/26/05       3.260           50,000,000
----------------------------------------------------------------------------------------------------
     100,000  Deutsche Bank AG                             06/30/05       2.700          100,000,000
----------------------------------------------------------------------------------------------------
      95,000  HBOS Treasury Services PLC                   08/08/05 to    2.920 to
                                                           08/22/05       3.020           95,000,000
----------------------------------------------------------------------------------------------------
     100,000  Natexis Banque Populaires                    05/04/05 to    2.680 to
                                                           09/15/05       3.190          100,000,000
----------------------------------------------------------------------------------------------------
      74,000  Royal Bank of Scotland PLC                   10/03/05       2.375           73,992,225
----------------------------------------------------------------------------------------------------
      84,500  Svenska Handelsbanken                        05/16/05       2.865           84,500,000
----------------------------------------------------------------------------------------------------
      50,000  Toronto-Dominion Bank                        06/01/05       2.940           50,000,000
----------------------------------------------------------------------------------------------------
     100,000  UniCredito Italiano SpA                      06/24/05       2.995*          99,991,886
----------------------------------------------------------------------------------------------------
                                                                                         728,484,111
----------------------------------------------------------------------------------------------------
   U.S.--2.59%

      49,500  American Express Bank                        05/18/05       2.940           49,500,000
----------------------------------------------------------------------------------------------------
      30,000  First Tennessee Bank N.A. (Memphis)          05/04/05       2.700           30,000,000
----------------------------------------------------------------------------------------------------
      74,500  Wells Fargo Bank N.A.                        05/03/05       2.800*          74,500,000
----------------------------------------------------------------------------------------------------
                                                                                         154,000,000
----------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$882,484,111)                                       882,484,111
----------------------------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                     MATURITY      INTEREST
 (000)                                                       DATES         RATES           VALUE
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--39.41%

   ASSET BACKED-AUTO & TRUCK--1.26%

$     75,000  New Center Asset Trust                       06/23/05 to    2.990 to
                                                           07/05/05       3.020%       $  74,617,312
----------------------------------------------------------------------------------------------------
    ASSET BACKED-BANKING--1.68%

     100,000  Atlantis One Funding                         05/17/05 to    2.440 to
                                                           08/18/05       3.000           99,491,611
----------------------------------------------------------------------------------------------------
    ASSET BACKED-MISCELLANEOUS--12.78%

     127,000  Amsterdam Funding Corp.                      05/05/05 to    2.800 to
                                                           05/16/05       2.900          126,882,431
----------------------------------------------------------------------------------------------------
     114,855  Barton Capital Corp.                         05/05/05 to    2.800 to
                                                           05/06/05       2.820          114,814,808
----------------------------------------------------------------------------------------------------
     145,000  Falcon Asset Securitization Corp.            05/13/05 to    2.860 to
                                                           05/18/05       2.910          144,830,287
----------------------------------------------------------------------------------------------------
      35,586  Preferred Receivables Funding Corp.          05/17/05       2.920           35,539,817
----------------------------------------------------------------------------------------------------
      50,000  Ranger Funding Co. LLC                       05/16/05       2.910           49,939,375
----------------------------------------------------------------------------------------------------
      96,359  Triple A One Funding                         05/09/05 to
                                                           05/10/05       2.840           96,294,074
----------------------------------------------------------------------------------------------------
     100,000  Variable Funding Capital Corp.               05/20/05       2.880           99,848,000
----------------------------------------------------------------------------------------------------
      90,274  Windmill Funding Corp.                       05/02/05       2.790           90,267,004
----------------------------------------------------------------------------------------------------
                                                                                         758,415,796
----------------------------------------------------------------------------------------------------
    ASSET BACKED-SECURITIES--14.20%

     175,000  CC (USA), Inc.                               05/25/05 to    2.810 to
                                                           06/08/05       2.890          174,554,444
----------------------------------------------------------------------------------------------------
      47,500  Dorada Finance, Inc.                         05/18/05       2.750           47,438,316
----------------------------------------------------------------------------------------------------
      94,000  Galaxy Funding, Inc.                         05/23/05 to    2.830 to
                                                           06/24/05       3.000           93,698,904
----------------------------------------------------------------------------------------------------
     150,000  Giro Funding US Corp.                        05/05/05       2.810          149,953,167
----------------------------------------------------------------------------------------------------
     125,000  Grampian Funding LLC                         05/31/05 to    2.660 to
                                                           06/21/05       3.020          124,591,542
----------------------------------------------------------------------------------------------------
     140,900  Scaldis Capital LLC                          05/09/05 to    2.820 to
                                                           10/21/05       3.290          140,190,693
----------------------------------------------------------------------------------------------------
     112,207  Solitaire Funding LLC                        05/03/05       2.800          112,189,546
----------------------------------------------------------------------------------------------------
                                                                                         842,616,612
----------------------------------------------------------------------------------------------------
    AUTOMOTIVE OEM--0.67%

      40,000  American Honda Finance Corp.                 05/11/05       2.740           39,969,556
----------------------------------------------------------------------------------------------------
    BANKING-NON-U.S.--3.02%

      50,000  Caisse Nationale des Caisses
                d'Epargne et de Prevoyance                 05/13/05       2.750           49,954,166
----------------------------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                     MATURITY      INTEREST
 (000)                                                       DATES         RATES           VALUE
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)

    BANKING-NON-U.S.--(CONCLUDED)

$    130,000  Depfa Bank PLC                               06/28/05 to    3.010 to
                                                           07/12/05       3.045%       $ 129,295,139
----------------------------------------------------------------------------------------------------
                                                                                         179,249,305
----------------------------------------------------------------------------------------------------
    BANKING-U.S.--4.54%

      70,500  ANZ (Delaware), Inc.                         05/19/05       2.750           70,403,063
----------------------------------------------------------------------------------------------------
      50,000  Canadian Imperial Holdings, Inc.             05/18/05       2.900           49,931,528
----------------------------------------------------------------------------------------------------
      50,000  Deutsche Bank Financial LLC                  05/03/05       2.800           49,992,222
----------------------------------------------------------------------------------------------------
      50,000  ING (US) Funding LLC                         06/06/05       2.850           49,857,500
----------------------------------------------------------------------------------------------------
      50,000  Westpac Capital Corp.                        10/20/05       3.250           49,223,611
----------------------------------------------------------------------------------------------------
                                                                                         269,407,924
----------------------------------------------------------------------------------------------------
    FINANCE-NONCAPTIVE DIVERSIFIED--1.26%

      75,000  General Electric Capital Corp.               05/09/05       2.380           74,960,333
----------------------------------------------------------------------------------------------------
Total Commercial Paper(cost--$2,338,728,449)                                           2,338,728,449
----------------------------------------------------------------------------------------------------
U.S. MASTER NOTES++--5.06%
----------------------------------------------------------------------------------------------------
    BROKERAGE--5.06%

     150,000  Banc of America Securities LLC++             05/02/05       3.080*         150,000,000
----------------------------------------------------------------------------------------------------
     150,000  Bear Stearns Cos., Inc.++                    05/02/05       3.200*         150,000,000
----------------------------------------------------------------------------------------------------
Total U.S. Master Notes (cost--$300,000,000)                                             300,000,000
----------------------------------------------------------------------------------------------------
FUNDING AGREEMENTS#--4.21%

    INSURANCE-Life--4.21%

     100,000  Metropolitan Life Insurance Co.              05/02/05       2.950*         100,000,000
----------------------------------------------------------------------------------------------------
      75,000  New York Life Insurance Co.                  05/02/05       2.950*          75,000,000
----------------------------------------------------------------------------------------------------
      75,000  Travelers Insurance Co.                      05/02/05       2.960*          75,000,000
----------------------------------------------------------------------------------------------------
Total Funding Agreements (cost--$250,000,000)                                            250,000,000
----------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--14.24%

    ASSET BACKED-SECURITIES--6.32%

      65,000  Dorada Finance, Inc.**                       03/10/06       3.500           64,997,213
----------------------------------------------------------------------------------------------------
     150,000  K2 (USA) LLC**                               05/09/05 to    2.890 to
                                                           05/16/05       2.954*         150,010,616
----------------------------------------------------------------------------------------------------
     105,000  Links Finance LLC**                          05/05/05 to    2.820 to
                                                           05/26/05       3.020*         104,997,166
----------------------------------------------------------------------------------------------------
      55,000  Links Finance LLC**                          11/14/05       2.680           55,000,000
----------------------------------------------------------------------------------------------------
                                                                                         375,004,995
----------------------------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                     MATURITY      INTEREST
 (000)                                                       DATES         RATES           VALUE
----------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)

    BANKING-NON-U.S.--2.70%

$     75,000  Abbey National Treasury Services PLC**       07/18/05       3.190%*      $  75,036,070
----------------------------------------------------------------------------------------------------
      85,000  HBOS Treasury Services PLC**                 05/02/05       2.880*          85,000,000
                                                                                         160,036,070
----------------------------------------------------------------------------------------------------
    BANKING-U.S.--0.42%

      25,000  Wells Fargo & Co.                            05/16/05       3.020*          25,000,000
----------------------------------------------------------------------------------------------------
    FINANCE-CAPTIVE AUTOMOTIVE--1.85%

     110,000  Toyota Motor Credit Corp.                    05/02/05       2.800 to
                                                                          3.020*         110,000,000
----------------------------------------------------------------------------------------------------
    FINANCE-NONCAPTIVE CONSUMER--0.84%

      50,000  HBSC Bank USA                                05/05/05       2.830*          50,000,000
----------------------------------------------------------------------------------------------------
    FINANCE-NONCAPTIVE DIVERSIFIED--2.11%

     125,000  General Electric Capital Corp.               05/09/05       3.010*         125,000,000
----------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations (cost--$845,041,065)                              845,041,065
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--4.21%

     125,000  Repurchase Agreement dated 04/29/05
                 with Deutsche Bank Securities, Inc.,
                 collateralized by $20,465,192 Barclays
                 Bank PLC, zero coupon due 10/17/05,
                 $70,045,000 Belmont Funding LLC,
                 zero coupon due 05/05/05 and
                 $282,494,712 Government National
                 Mortgage Association obligations,
                 3.320% to 9.000% due 04/15/07 to
                 02/15/46; (value-$130,075,999);
                 proceeds: $125,030,729                    05/02/05       2.950          125,000,000
----------------------------------------------------------------------------------------------------
     125,000  Repurchase Agreement dated 04/29/05 with
                 Goldman Sachs Mortgage Corp.,
                 collateralized by $43,282,000 Federal
                 Home Loan Bank obligations, zero coupon
                 to 4.125% due 05/11/05 to 03/15/19,
                 $49,965,000 Federal Home Loan Mortgage
                 Corp. obligations, zero coupon to 5.250%
                 due 05/31/05 to 03/27/18 and $34,600,000
                 Federal National Mortgage Association
                 obligations, 1.750% to 5.250% due
                 02/13/06 to 06/26/23;(value-
                 $127,500,674); proceeds: $125,030,521     05/02/05       2.930          125,000,000
----------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost--$250,000,000)                                         250,000,000
----------------------------------------------------------------------------------------------------

NUMBER OF
 SHARES                                                                  INTEREST
 (000)                                                                     RATE           VALUE
----------------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.26%
----------------------------------------------------------------------------------------------------
   15,118     BlackRock Provident Institutional
                 TempFund (cost--$15,118,257)                             2.710%+    $    15,118,257
----------------------------------------------------------------------------------------------------
Total Investments (cost--$5,991,601,524 which
   approximates cost for federal income
   tax purposes)--100.97%                                                              5,991,601,524
----------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(0.97)%                                           (57,522,188)
----------------------------------------------------------------------------------------------------
Net Assets (applicable to 5,933,997,007
   Institutional shares of beneficial interest outstanding
   equivalent to $1.00 per share)--100.00%                                           $ 5,934,079,336
----------------------------------------------------------------------------------------------------

  * Variable rate securities--maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2005, and reset periodically.
 ** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.02% of net assets as of April 30, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  @ Interest rates shown are the discount rates at date of purchase.
  + Interest rate shown reflects yield at April 30, 2005.
 ++ Securities are being fair valued by a valuation committee under the direction of the Board of Trustees.
OEM Original Equipment Manufacturer
  # The securities detailed in the table below, which represent 4.21% of net assets, are considered illiquid and restricted as of April 30, 2005.

                                                                           ACQUISTION                     VALUE
                                                                              COST                        AS A
                                                                              AS A                     PERCENTAGE
                                          ACQUISITION     ACQUISITION     PERCENTAGE OF                    OF
RESTRICTED SECURITIES                         DATE           COST          NET ASSETS       VALUE      NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance
    Co., 2.950%, 05/02/05                   08/02/04     $ 100,000,000       1.69%     $ 100,000,000      1.69%
-----------------------------------------------------------------------------------------------------------------
New York Life Insurance Co.,
    2.950%, 05/02/05                        02/04/05        75,000,000       1.26         75,000,000      1.26
-----------------------------------------------------------------------------------------------------------------
Travelers Insurance Co.,
    2.960%, 05/02/05                        07/01/04        75,000,000       1.26         75,000,000      1.26
-----------------------------------------------------------------------------------------------------------------
                                                         $ 250,000,000       4.21%     $ 250,000,000      4.21%
-----------------------------------------------------------------------------------------------------------------

++ The securities detailed in the table below, which represent 5.06% of net assets, are considered liquid and restricted as of April, 30, 2005.

                                                                           ACQUISTION                       VALUE
                                                                              COST                          AS A
                                                                              AS A                       PERCENTAGE
                                          ACQUISITION     ACQUISITION     PERCENTAGE OF                      OF
RESTRICTED SECURITIES                        DATE            COST          NET ASSETS       VALUE        NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Bank of America
   Securities LLC,
   3.080%, 05/02/05                         04/21/04     $ 150,000,000       2.53%       $ 150,000,000      2.53%
-------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.,
   3.200%, 05/02/05                         08/12/03       150,000,000       2.53          150,000,000      2.53
-------------------------------------------------------------------------------------------------------------------
                                                         $ 300,000,000       5.06%       $ 300,000,000      5.06%
-------------------------------------------------------------------------------------------------------------------

Note: The table below details the Fund's transactions activity in affiliated issuers for the year ended April 30, 2005. There are no investments in affiliated issuers at April 30, 2005.

                                                                                                           INCOME
                                                                                                         EARNED FROM
                                                        PURCHASES            SALES                      AFFILIATE FOR
                                                        DURING THE         DURING THE                     THE YEAR
                                           VALUE AT     YEAR ENDED         YEAR ENDED       VALUE AT        ENDED
SECURITY DESCRIPTION                       04/30/04      04/30/05           04/30/05        04/30/05      04/30/05
---------------------------------------------------------------------------------------------------------------------
UBS Private Money
   Market Fund LLC                            -        $ 4,327,780         $ 4,327,780       -              $ 54
---------------------------------------------------------------------------------------------------------------------

ISSUER BREAKDOWN BY COUNTRY (UNAUDITED)

                                   PERCENTAGE OF PORTFOLIO ASSETS
-----------------------------------------------------------------
United States                                               77.7%
-----------------------------------------------------------------
United Kingdom                                               6.7
-----------------------------------------------------------------
Grand Cayman Islands                                         4.5
-----------------------------------------------------------------
France                                                       3.3
-----------------------------------------------------------------
Ireland                                                      2.2
-----------------------------------------------------------------
Germany                                                      1.7
-----------------------------------------------------------------
Italy                                                        1.7
-----------------------------------------------------------------
Sweden                                                       1.4
-----------------------------------------------------------------
Canada                                                       0.8
-----------------------------------------------------------------
Total                                                      100.0%
-----------------------------------------------------------------

                      Weighted average maturity -- 39 days

                 See accompanying notes to financial statements

PRINCIPAL
 AMOUNT                                                       MATURITY      INTEREST
 (000)                                                          DATES         RATES          VALUE
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS@--45.41%
------------------------------------------------------------------------------------------------------
$  190,000     U.S. Treasury Bills(1)                        05/05/05 to      2.125 to
                                                             08/18/05         2.780%     $ 189,448,507
------------------------------------------------------------------------------------------------------
    20,000     U.S. Treasury Bills                           06/23/05         2.725         19,919,764
------------------------------------------------------------------------------------------------------
Total U.S. Government Obligations(cost--$209,368,271)                                      209,368,271
------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--54.80%
------------------------------------------------------------------------------------------------------
    65,000     Repurchase Agreement dated
                  04/29/05 with Bank of America,
                  collateralized by $67,190,000
                  U.S. Treasury Notes, 2.750%
                  due 08/15/07; (value-$66,300,107);
                  proceeds: $65,015,438                      05/02/05         2.850         65,000,000
------------------------------------------------------------------------------------------------------
    65,000     Repurchase Agreement dated
                  04/29/05 with Bear Stearns & Co.,
                  collateralized by $166,044,000
                  U.S. Treasury Bond Strips, 6.000%
                  to 7.625% due 02/15/23 to
                  02/15/26; (value-$68,410,532);
                  proceeds: $65,015,438                      05/02/05         2.850         65,000,000
------------------------------------------------------------------------------------------------------
    62,630     Repurchase Agreement dated
                  04/29/05 with Deutsche Bank Securities,
                  Inc., collateralized by $145,725,130
                  U.S. Treasury Bond Strips, 6.750% to
                  11.250% due 08/15/10 to 08/15/26;
                  (value-$63,882,600);
                  proceeds: $62,645,136                      05/02/05         2.900         62,630,000
------------------------------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                       MATURITY      INTEREST
 (000)                                                          DATES         RATES          VALUE
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--(CONCLUDED)

$   60,000     Repurchase Agreement dated
                 04/29/05 with Morgan Stanley & Co.,
                 collateralized by $105,643,000
                 U.S. Treasury Bond Strips, 8.875%
                 due 08/15/17; (value-$61,200,046);
                 proceeds: $60,014,250                       05/02/05       2.850%      $  60,000,000
-----------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost--$252,630,000)                                          252,630,000
-----------------------------------------------------------------------------------------------------
Total Investments (cost--$461,998,271
   which approximates cost for federal
   income tax purposes)--100.21%                                                          461,998,271
-----------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(0.21)%                                               (952,219)
-----------------------------------------------------------------------------------------------------
Net Assets (applicable to 461,009,776 Institutional
   shares of beneficial interest outstanding
   equivalent to $1.00 per share)--100.00%                                              $ 461,046,052
-----------------------------------------------------------------------------------------------------

@    Interest rates shown are the discount rates at date of purchase.
(1)  Security, or portion thereof, was on loan at April 30, 2005.

                      Weighted average maturity -- 21 days

                 See accompanying notes to financial statements

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

STATEMENT OF OPERATIONS

                                                                                     FOR THE
                                                                                    YEAR ENDED
                                                                                  APRIL 30, 2005
                                                                      ------------------------------------
                                                                          UBS SELECT          UBS SELECT
                                                                         MONEY MARKET          TREASURY
                                                                            FUND                 FUND
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                                $ 125,541,522          $ 6,914,627
----------------------------------------------------------------------------------------------------------
Securities lending income (includes $54 and $0,
   respectively, earned from an affiliated entity)                              2,582               79,286
----------------------------------------------------------------------------------------------------------
                                                                          125,544,104            6,993,913
----------------------------------------------------------------------------------------------------------
EXPENSES:

Investment advisory and administration fees                                12,072,413              683,820
----------------------------------------------------------------------------------------------------------
Trustees' fees                                                                 83,724               13,363
----------------------------------------------------------------------------------------------------------
                                                                           12,156,137              697,183
----------------------------------------------------------------------------------------------------------
Net investment income                                                     113,387,967            6,296,730
----------------------------------------------------------------------------------------------------------
Net realized gains from investment activities                                  13,697               36,276
----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    $ 113,401,664          $ 6,333,006
----------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS SELECT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE YEARS ENDED
                                                                                    APRIL 30,
                                                                     ------------------------------------
                                                                           2005                2004
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                                $    113,387,967    $     66,635,417
---------------------------------------------------------------------------------------------------------
Net realized gains from investment activities                                  13,697               8,412
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                      113,401,664          66,643,829
---------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income-Institutional shares                               (113,387,967)        (66,634,775)
---------------------------------------------------------------------------------------------------------
Net investment income-Financial Intermediary shares                                --                (642)
---------------------------------------------------------------------------------------------------------
Net realized gains from investment
   activities-Institutional shares                                            (12,000)                 --
---------------------------------------------------------------------------------------------------------
                                                                         (113,399,967)        (66,635,417)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   beneficial interest transactions                                    (1,557,568,224)      1,156,112,787
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                  (1,557,566,527)      1,156,121,199
---------------------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of year                                                       7,491,645,863       6,335,524,664
---------------------------------------------------------------------------------------------------------
End of year                                                          $  5,934,079,336    $  7,491,645,863
---------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                      $             --    $             --
---------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS SELECT TREASURY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            FOR THE PERIOD
                                                                           FOR THE          MARCH 23, 2004+
                                                                          YEAR ENDED            THROUGH
                                                                        APRIL 30, 2005      APRIL 30, 2004
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                                   $    6,296,730       $      171,654
-----------------------------------------------------------------------------------------------------------
Net realized gain from investment activities                                    36,276                   --
-----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                         6,333,006              171,654
-----------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:

Net investment income-Institutional shares                                  (6,296,730)            (171,654)
-----------------------------------------------------------------------------------------------------------
Net increase in net assets from beneficial interest transactions            75,473,369          385,536,407
-----------------------------------------------------------------------------------------------------------
Net increase in net assets                                                  75,509,645          385,536,407
-----------------------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of period                                                        385,536,407                   --
-----------------------------------------------------------------------------------------------------------
End of period                                                           $  461,046,052       $  385,536,407
-----------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                         $           --       $           --
-----------------------------------------------------------------------------------------------------------

+ Commencement of operations.

                 See accompanying notes to financial statements

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Select Money Market Fund ("Money Market Fund") and UBS Select Treasury Fund ("Treasury Fund") (each a "Fund", collectively, the "Funds") are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with four operating funds: the Funds, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for the UBS Liquid Assets Fund and UBS Cash Reserves Fund are not included herein.

The Funds currently offer two classes of shares, Institutional shares and Financial Intermediary shares. At April 30, 2005, the Funds only had Institutional shares outstanding. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and, to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares are entitled to vote thereon.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--
Investments are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Funds and their counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved a separate investment advisory and administration contract ("Advisory Contract") with respect to each Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with each Advisory Contract, each Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.18% of the Fund's average daily net assets. At April 30, 2005, the Money Market Fund and the Treasury Fund owed UBS Global AM $833,918 and $56,481, respectively, in investment advisory and administration fees.

Under each Advisory Contract, UBS Global AM has agreed to pay all expenses of the respective Fund other than the investment advisory and administration fees, the fees payable pursuant to the Shareholder Service Plan adopted by the Trust with respect to the Fund's Financial Intermediary shares, fees and expenses (including legal counsel fees) of those trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) ("Independent Trustees"), interest, taxes and the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or a Fund is a party and of indemnifying officers and trustees of the Trust). Although UBS Global AM is not obligated to pay the fees and expenses of the Independent Trustees, it is contractually obligated to reduce its investment advisory and administration fees in an amount equal to those fees and expenses.

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in his becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. UBS Global AM executes Fund portfolio transactions through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the year ended April 30, 2005, the Money Market Fund and the Treasury Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $2,962,831,903 and $8,229,867,906, respectively. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

SHAREHOLDER SERVICES PLAN AND AGREEMENT

Under a separate Shareholder Services Plan and Agreement adopted for each Fund with respect to its Financial Intermediary shares, each Fund has agreed to pay UBS Global AM monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under related agreements with those financial intermediaries ("Shareholder Service Agreements"), UBS Global AM pays an identical fee to the financial intermediaries for certain support services that they provide to their customers as specified in the Shareholder Service Agreements.

SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under each Fund's securities lending program. UBS Securities LLC is the Funds' lending agent. For the year ended April 30, 2005, UBS Securities LLC earned $922 and $26,386, respectively, in compensation as the Money Market Fund's and the Treasury Fund's lending agent. At April 30, 2005, the Treasury Fund owed UBS Securities LLC $2,431 in compensation for services as its lending agent. The Money Market Fund did not have any securities on loan and did not owe UBS Securities LLC for compensation as the Fund's lending agent at April 30, 2005.

At April 30, 2005, the Treasury Fund had securities on loan having a market value of $179,458,633. The Treasury Fund's custodian held U.S. government securities having an aggregate market value of $186,116,902 as collateral for portfolio securities loaned as follows:

 PRINCIPAL
  AMOUNT                                          MATURITY        INTEREST          MARKET
  (000)                                            DATES           RATES            VALUE
---------------------------------------------------------------------------------------------
 $ 12,000      U.S. Treasury Bond                  05/15/16        7.250%       $  15,472,447
---------------------------------------------------------------------------------------------
   18,000      U.S. Treasury Bond                  05/15/18        9.125           27,117,475
---------------------------------------------------------------------------------------------
   11,000      U.S. Treasury Bond                  02/15/19        8.875           16,166,954
---------------------------------------------------------------------------------------------
   26,095      U.S. Treasury Principal Strip       02/15/11        0.000           20,774,230
---------------------------------------------------------------------------------------------
   55,800      U.S. Treasury Principal Strip       05/15/21        8.125           26,407,908
---------------------------------------------------------------------------------------------
   94,990      U.S. Treasury Principal Strip       08/15/21        8.125           44,363,180
---------------------------------------------------------------------------------------------
   77,605      U.S. Treasury Principal Strip       11/15/21        8.000           35,814,708
---------------------------------------------------------------------------------------------
                                                                                $ 186,116,902
---------------------------------------------------------------------------------------------

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At April 30, 2005, the Funds had the following liabilities outstanding:

                                                                                  PAYABLE FOR
                                                            DIVIDENDS             INVESTMENTS
                                                             PAYABLE               PURCHASED
---------------------------------------------------------------------------------------------
 Money Market Fund                                        $ 12,396,217           $ 54,994,500
---------------------------------------------------------------------------------------------
 Treasury Fund                                                 946,523                     --
---------------------------------------------------------------------------------------------

At April 30, 2005, the components of net assets were as follows:

                                                             ACCUMULATED
                                       ACCUMULATED          NET REALIZED
                                     PAID IN CAPITAL            GAIN            NET ASSETS
---------------------------------------------------------------------------------------------
 Money Market Fund                   $ 5,933,997,007          $ 82,329        $ 5,934,079,336
---------------------------------------------------------------------------------------------
 Treasury Fund                           461,009,776            36,276            461,046,052
---------------------------------------------------------------------------------------------

FEDERAL TAX STATUS

Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal year ended April 30, 2005 and the fiscal year or period ended April 30, 2004 was ordinary income.

At April 30, 2005, the components of accumulated earnings on a tax basis was undistributed ordinary income of $12,478,546 for Money Market Fund and $982,799 for Treasury Fund.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                                      FINANCIAL
                                             INSTITUTIONAL SHARES                INTERMEDIARY SHARES
                                     --------------------------------------      -------------------
                                                                                   FOR THE PERIOD
                                         FOR THE YEARS ENDED APRIL 30,              MAY 28, 2003
                                     --------------------------------------            THROUGH
UBS SELECT MONEY MARKET FUND*            2005                     2004            DECEMBER 30, 2003
----------------------------------------------------------------------------------------------------
Shares sold                          75,204,937,787         89,286,299,152             150,641
----------------------------------------------------------------------------------------------------
Shares repurchased                  (76,849,493,040)       (88,180,133,315)           (150,641)
----------------------------------------------------------------------------------------------------
Dividends reinvested                     86,987,029             49,946,950                  --
----------------------------------------------------------------------------------------------------
Net increase (decrease)
  in shares outstanding              (1,557,568,224)         1,156,112,787                  --
----------------------------------------------------------------------------------------------------

                                                                    INSTITUTIONAL SHARES
                                                       ---------------------------------------------
                                                           FOR THE                       FOR THE
                                                         YEAR ENDED                   PERIOD ENDED
UBS SELECT TREASURY FUND**                             APRIL 30, 2005                APRIL 30, 2004+
----------------------------------------------------------------------------------------------------
Shares sold                                             1,310,180,906                 431,288,875
----------------------------------------------------------------------------------------------------
Shares repurchased                                     (1,239,834,399)                (45,764,972)
----------------------------------------------------------------------------------------------------
Dividends reinvested                                        5,126,862                      12,504
----------------------------------------------------------------------------------------------------
Net increase in shares outstanding                         75,473,369                 385,536,407
----------------------------------------------------------------------------------------------------

 * For the year ended April 30, 2005, there were no Financial Intermediary shares outstanding of the Money Market Fund.
** For the year ended April 30, 2005 and for the period ended April 30, 2004, there were no Financial Intermediary shares outstanding of the Treasury Fund. + For the period March 23, 2004 (commencement of operations) through April 30,
   2004.

UBS SELECT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                           INSTITUTIONAL SHARES
                                  -------------------------------------------------------------------

                                                      FOR THE YEARS ENDED APRIL 30,
                                  -------------------------------------------------------------------
                                     2005          2004          2003           2002          2001
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD             $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
-----------------------------------------------------------------------------------------------------
Net investment income                   0.017         0.010         0.015         0.029         0.062
-----------------------------------------------------------------------------------------------------
Dividends from net
  investment income                    (0.017)       (0.010)       (0.015)       (0.029)       (0.062)
-----------------------------------------------------------------------------------------------------
Distributions from net
  realized gains from
  investment activities                (0.000)@          --        (0.000)@          --            --
-----------------------------------------------------------------------------------------------------
Total dividends and
  distributions                        (0.017)       (0.010)       (0.015)       (0.029)       (0.062)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                   $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)               1.72%         0.98%         1.56%         2.96%         6.37%
-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets,
  end of period (000's)           $ 5,934,079   $ 7,491,646   $ 6,335,525   $ 7,795,414   $ 3,385,770
-----------------------------------------------------------------------------------------------------
Expenses to average
  net assets, net of fee
  waivers by advisor                     0.18%         0.18%         0.17%         0.16%         0.15%
-----------------------------------------------------------------------------------------------------
Expenses to average
  net assets, before fee
  waivers by advisor                     0.18%         0.18%         0.18%         0.18%         0.18%
-----------------------------------------------------------------------------------------------------
Net investment income to
  average net assets, net of
  fee waivers by advisor                 1.68%         0.97%         1.54%         2.70%         6.11%
-----------------------------------------------------------------------------------------------------
Net investment income to
  average net assets, before
  fee waivers by advisor                 1.68%         0.97%         1.53%         2.68%         6.08%
-----------------------------------------------------------------------------------------------------

@  Amount represents less than $0.0005 per share.
++ Reissuance of shares.
*  Annualized.

                                         FINANCIAL INTERMEDIARY SHARES(2)
                                         --------------------------------

                                                 FOR THE PERIOD
                                                     MAY 28,
                                                    2003++ TO
                                                DECEMBER 30, 2003
                                                -----------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                               $   1.00
-----------------------------------------------------------------
Net investment income                                  0.004
-----------------------------------------------------------------
Dividends from net
  investment income                                   (0.004)
-----------------------------------------------------------------
Distributions from net
  realized gains from
  investment activities                                   --
-----------------------------------------------------------------
Total dividends and
  distributions                                       (0.004)
-----------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                                     $   1.00
-----------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                              0.43%
-----------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------
Net assets,
  end of period (000's)                             $     --
-----------------------------------------------------------------
Expenses to average
  net assets, net of fee
  waivers by advisor                                    0.43%*
-----------------------------------------------------------------
Expenses to average
  net assets, before fee
  waivers by advisor                                    0.43%*
-----------------------------------------------------------------
Net investment income to
  average net assets, net of
  fee waivers by advisor                                0.72%*
-----------------------------------------------------------------
Net investment income to
  average net assets, before
  fee waivers by advisor                                0.72%*
-----------------------------------------------------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(2) At December 30, 2003 there were no Financial Intermediary shares outstanding.

UBS SELECT TREASURY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                            INSTITUTIONAL SHARES
                                                    ------------------------------------
                                                                          FOR THE PERIOD
                                                       FOR THE               MARCH 23,
                                                      YEAR ENDED             2004+ TO
                                                    APRIL 30, 2005        APRIL 30, 2004
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    1.00             $    1.00
----------------------------------------------------------------------------------------
Net investment income                                     0.016                 0.001
----------------------------------------------------------------------------------------
Dividends from net investment income                     (0.016)               (0.001)
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $    1.00             $    1.00
----------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                                 1.61%                 0.08%
----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's)                     $ 461,046             $ 385,536
----------------------------------------------------------------------------------------
Expenses to average net assets                             0.18%                 0.18%*
----------------------------------------------------------------------------------------
Net investment income to average net assets                1.63%                 0.78%*
----------------------------------------------------------------------------------------

+   Commencement of operations.
*   Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ERNST & YOUNG LLP

The Board of Trustees and Shareholders of
UBS Select Money Market Fund
UBS Select Treasury Fund

We have audited the accompanying statements of net assets for the UBS Select Money Market Fund and UBS Select Treasury Fund (the "Funds") (two of the funds constituting UBS Money Series) as of April 30, 2005, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the periods ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Money Market Fund and UBS Select Treasury Fund of UBS Money Series at April 30, 2005, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

New York, New York
June 15, 2005

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

GENERAL INFORMATION (UNAUDITED)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

                  (This page has been left blank intentionally)

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES & OFFICERS

The Trust is governed by a Board of Trustees which oversees the Funds' operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee and officer of the Funds, the trustee's or officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund's Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

INTERESTED TRUSTEES

                                           TERM OF
                          POSITION(S)    OFFICE+ AND
    NAME, ADDRESS,        HELD WITH       LENGTH OF                   PRINCIPAL OCCUPATION(S)
       AND AGE              TRUST        TIME SERVED                    DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------
Margo N. Alexander++; 58     Trustee      Since 1998        Mrs. Alexander is retired. She was an
c/o UBS Global Asset                                        executive vice president of UBS Financial
Management                                                  Services Inc. (from March 1984 to
51 West 52nd Street                                         December 2002). She was chief executive
New York, NY 10019                                          officer (from January 1995 to
                                                            October 2000), a director (from
                                                            January 1995 to September 2001) and
                                                            chairman (from March 1999 to
                                                            September 2001) of UBS Global AM
                                                            (formerly known as Mitchell Hutchins Asset
                                                            Management Inc.).

Meyer Feldberg+++; 63        Trustee      Since 1998        Professor Feldberg is a senior advisor to
Morgan Stanley                                              Morgan Stanley (financial services) (since
1585 Broadway                                               March 2005). He is also Dean Emeritus and
33rd Floor                                                  Sanford Bernstein Professor of Leadership and
New York, NY 10036                                          Ethics at Columbia Business School, although
                                                            on a two year leave of absence. Prior to
                                                            July 2004, he was Dean and Professor of
                                                            Management of the Graduate School of
                                                            Business at Columbia University (since 1989).

                 NUMBER OF
         PORTFOLIOS IN FUND COMPLEX                                     OTHER DIRECTORSHIPS
            OVERSEEN BY TRUSTEE                                            HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Mrs. Alexander is a director or trustee of 16          None
investment companies (consisting of 33 portfolios)
for which UBS Global AM or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

Professor Feldberg is a director or trustee of 30      Professor Feldberg is also a director of Primedia Inc.
investment companies (consisting of 47 portfolios)     (publishing), Federated Department Stores, Inc. (operator of
for which UBS Global AM or one of its affiliates       department stores), Revlon, Inc. (cosmetics), and SAPPI, Ltd.
serves as investment advisor, sub-advisor or           (producer of paper).
manager.

INDEPENDENT TRUSTEES

                                                     TERM OF
                                 POSITION(S)       OFFICE+ AND
        NAME, ADDRESS,            HELD WITH         LENGTH OF                    PRINCIPAL OCCUPATION(S)
           AND AGE                  TRUST          TIME SERVED                     DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 70       Trustee and        Since 1998           Mr. Armstrong is chairman and principal of
c/o Willkie Farr &             Chairman           (Trustee)            R.Q.A. Enterprises (management consulting
Gallagher LLP                  of the Board of    Since 2004           firm) (since April 1991 and principal
787 Seventh Avenue             Trustees           (Chairman of the     occupation since March 1995).
New York, NY 10019-6099                           Board of Trustees)

David J. Beaubien; 70          Trustee            Since 2001           Mr. Beaubien is retired (since 2003). He
84 Doane Road                                                          was chairman of Yankee Environmental
Ware, MA 01082                                                         Systems, Inc., a manufacturer of
                                                                       meteorological measuring systems
                                                                       (since 1991).

Richard R. Burt; 58            Trustee            Since 1998           Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania Ave, N.W.                                            (international information and security firm)
Washington, D.C. 20004                                                 and IEP Advisors (international investments
                                                                       and consulting firm).

Carl W. Schafer; 69            Trustee            Since 1998           Mr. Schafer is president of the Atlantic
66 Witherspoon Street #1100                                            Foundation (charitable foundation)
Princeton, NJ 08542                                                    (since 1990).

William D. White; 71           Trustee            Since 2001           Mr. White is retired (since 1994).
P.O. Box 199
Upper Black Eddy, PA 18972

                    NUMBER OF
            PORTFOLIOS IN FUND COMPLEX                                      OTHER DIRECTORSHIPS
                OVERSEEN BY TRUSTEE                                           HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee of 16             None
investment companies (consisting of 33 portfolios)
for which UBS Global AM or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

Mr. Beaubien is a director or trustee of 16              Mr. Beaubien is also a director of IEC Electronics, Inc., a
investment companies (consisting of 33 portfolios)       manufacturer of electronic assemblies.
for which UBS Global AM or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

Mr. Burt is a director or trustee of 16 investment       Mr. Burt is also a director of Hollinger International, Inc.
companies (consisting of 33 portfolios) for which        (publishing), HCL Technologies, Ltd. (software and
UBS Global AM or one of its affiliates serves as         information technologies), The Central European Fund, Inc.,
investment advisor, sub-advisor or manager.              The Germany Fund, Inc., IGT, Inc. (provides technology to
                                                         gaming and wagering industry) and chairman of Weirton
                                                         Steel Corp. (makes and finishes steel products). He is also a director or trustee of funds in the Scudder Mutual Funds
                                                         Family (consisting of 52 portfolios).

Mr. Schafer is a director or trustee of 16 investment    Mr. Schafer is also a director of Labor Ready, Inc. (temporary
companies (consisting of 33 portfolios) for which        employment), Guardian Life Insurance Company Mutual
UBS Global AM or one of its affiliates serves as         Funds (consisting of 25 portfolios), the Harding, Loevner
investment advisor, sub-advisor or manager.              Funds (consisting of three portfolios), E.I.I. Realty Securities
                                                         Trust (consisting of two portfolios) and Frontier Oil
                                                         Corporation.

Mr. White is a director or trustee of 16 investment      None
companies (consisting of 33 portfolios) for which
UBS Global AM or one of its affiliates serves as
investment advisor, sub-advisor or manager.

OFFICERS

                                                    TERM OF                   PRINCIPAL OCCUPATION(S)
                                POSITION(S)       OFFICE+ AND                   DURING PAST 5 YEARS;
   NAME, ADDRESS,                HELD WITH         LENGTH OF             NUMBER OF PORTFOLIOS IN FUND COMPLEX
      AND AGE                      TRUST          TIME SERVED             FOR WHICH PERSON SERVES AS OFFICER
------------------------------------------------------------------------------------------------------------------------
Joseph Allessie*; 39           Vice President      Since 2005        Mr. Allessie is a director and associate general
                               and Assistant                         counsel at UBS Global Asset Management (US)
                               Secretary                             Inc. and UBS Global Asset Management
                                                                     (Americas) Inc. (collectively, "UBS Global
                                                                     AM--Americas region") (since 2005). Prior
                                                                     to joining UBS Global AM--Americas region
                                                                     he was senior vice president and general
                                                                     counsel of Kenmar Advisory Corp. (from
                                                                     2004 to 2005). Prior to that Mr. Allessie
                                                                     was general counsel and secretary of
                                                                     Global Asset Management (USA) Inc., GAM
                                                                     Investments, GAM Services, GAM Funds, Inc.
                                                                     and the GAM Avalon Funds (from 1999 to
                                                                     2004). Such entities are affiliates of UBS
                                                                     Global AM--Americas region. Prior to joining
                                                                     GAM, Mr. Allessie was Regulatory Officer
                                                                     to the State of New Jersey, Department of
                                                                     Law and Public Safety, Bureau of Securities
                                                                     (from 1993 to 1999). Mr. Allessie is a vice
                                                                     president and assistant secretary of 20
                                                                     investment companies (consisting of 75
                                                                     portfolios) for which UBS Global AM--
                                                                     Americas region or one of its affiliates
                                                                     serves as investment advisor, sub-advisor or
                                                                     manager.

W. Douglas Beck*; 38           President           Since 2005        Mr. Beck is an executive director and head of
                                                                     product development and management for
                                                                     UBS Global AM--Americas region (since
                                                                     2002). From March 1998 to November 2002,
                                                                     he held various positions at Merrill Lynch, the
                                                                     most recent being first vice president and
                                                                     co-manager of the managed solutions group.
                                                                     Mr. Beck is president of 20 investment
                                                                     companies (consisting of 75 portfolios) for
                                                                     which UBS Global AM--Americas region or
                                                                     one of its affiliates serves as investment
                                                                     advisor, sub-advisor or manager, and was
                                                                     vice president of such investment companies
                                                                     from 2003 to 2005.

                                              TERM OF                   PRINCIPAL OCCUPATION(S)
                             POSITION(S)    OFFICE+ AND                  DURING PAST 5 YEARS;
    NAME, ADDRESS,            HELD WITH      LENGTH OF            NUMBER OF PORTFOLIOS IN FUND COMPLEX
       AND AGE                  TRUST       TIME SERVED           FOR WHICH PERSON SERVES AS OFFICER
-----------------------------------------------------------------------------------------------------------------
James Capezzuto*; 41       Vice President   Since 2004        Mr. Capezzuto is a director and associate
                           and Assistant                      general counsel at UBS Global AM--Americas
                           Secretary                          region (since 2004). Prior to joining UBS
                                                              Global AM--Americas region he was senior
                                                              vice president, senior compliance manager at
                                                              Bank of America (from 2003 to 2004). Prior
                                                              to that he was general counsel at Steinberg
                                                              Priest & Sloane and prior to that he was director
                                                              and senior counsel at Deutsche Asset
                                                              Management (from 1996 to 2002).
                                                              Mr. Capezzuto is a vice president and assistant
                                                              secretary of 20 investment companies
                                                              (consisting of 75 portfolios) for which UBS
                                                              Global AM--Americas region or one of its
                                                              affiliates serves as investment advisor,
                                                              sub-advisor or manager.

Thomas Disbrow*; 39        Vice President   Since 2000        Mr. Disbrow is a director, head of retail mutual
                           and Treasurer    (Vice President)  fund operations and co-head of the mutual
                                            Since 2004        fund finance department of UBS Global
                                            (Treasurer)       AM--Americas region. Prior to
                                                              November 1999, he was a vice president of
                                                              Zweig/Glaser Advisers. Mr. Disbrow is a vice
                                                              president and treasurer of 16 investment
                                                              companies (consisting of 33 portfolios) and
                                                              vice president and assistant treasurerof four
                                                              investment companies (consisting of
                                                              42 portfolios) for which UBS Global
                                                              AM--Americas region or one of its affiliates
                                                              serves as investment advisor, sub-advisor or
                                                              manager.

                                               TERM OF                   PRINCIPAL OCCUPATION(S)
                          POSITION(S)        OFFICE+ AND                   DURING PAST 5 YEARS;
       NAME, ADDRESS,      HELD WITH          LENGTH OF            NUMBER OF PORTFOLIOS IN FUND COMPLEX
          AND AGE           TRUST            TIME SERVED            FOR WHICH PERSON SERVES AS OFFICER
-----------------------------------------------------------------------------------------------------------------
Mark F. Kemper**; 47       Vice President    Since 2004     Mr. Kemper is general counsel of UBS Global
                           and Secretary                    AM--Americas region (since July 2004).
                                                            Mr. Kemper also is an executive director of
                                                            UBS Global AM--Americas region. He was
                                                            deputy general counsel of UBS Global Asset
                                                            Management (Americas) Inc. ("UBS Global
                                                            AM--Americas") from July 2001 to
                                                            July 2004. He has been secretary of UBS
                                                            Global AM--Americas since 1999 and
                                                            assistant secretary of UBS Global Asset
                                                            Management Trust Company since 1993.
                                                            Mr. Kemper is secretary of UBS Global
                                                            AM--Americas (since 2004). Mr. Kemperis vice
                                                            president and secretary of 20 investment
                                                            companies (consisting of 75 portfolios) for
                                                            which UBS Global AM--Americas region or
                                                            one of its affiliates serves as investment
                                                            advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 37    Vice President    Since 2004     Ms. Kilkeary is an associate director (since 2000)
                           and Assistant                    and a senior manager (since 2004) of the
                           Treasurer                        mutual fund finance department of UBS
                                                            Global AM--Americas region. Ms. Kilkeary
                                                            is a vice president and assistant treasurer of
                                                            16 investment companies (consisting of
                                                            33 portfolios) for which UBS Global
                                                            AM--Americas region or one of its
                                                            affiliates serves as investment advisor,
                                                            sub-advisor or manager.

                                                   TERM OF                   PRINCIPAL OCCUPATION(S)
                                POSITION(S)      OFFICE+ AND                   DURING PAST 5 YEARS;
       NAME, ADDRESS,           HELD WITH         LENGTH OF            NUMBER OF PORTFOLIOS IN FUND COMPLEX
          AND AGE                 TRUST          TIME SERVED            FOR WHICH PERSON SERVES AS OFFICER
----------------------------------------------------------------------------------------------------------------------
Joseph T. Malone*; 37          Vice President     Since 2004    Mr. Malone is a director and co-head of the
                               and Assistant                    mutual fund finance department of UBS
                               Treasurer                        Global AM--Americas region. From
                                                                August 2000 through June 2001, he was
                                                                the controller at AEA Investors Inc. From
                                                                March 1998 to August 2000, Mr. Malone was
                                                                a manager within the investment management
                                                                services practice of PricewaterhouseCoopers
                                                                LLC. Mr. Malone is vice president and assistant
                                                                treasurer of 16 investment companies
                                                                (consisting of 33 portfolios) and vice president,
                                                                treasurer and principal accounting officer of
                                                                four investment companies (consisting of 42
                                                                portfolios) for which UBS Global AM--Americas
                                                                region or one of its affiliates serves as
                                                                investment advisor, sub-advisor or manager.

Michael H. Markowitz**; 40     Vice President     Since 1998    Mr. Markowitz is a managing director,
                                                                portfolio manager and head of U.S. short
                                                                duration fixed income of UBS Global
                                                                AM--Americas region. Mr. Markowitz is a
                                                                vice president of five investment companies
                                                                (consisting of 21 portfolios) for which UBS
                                                                Global AM--Americas region or one of its
                                                                affiliates serves as investment advisor,
                                                                sub-advisor or manager.

Joseph McGill*; 43             Vice President     Since 2004    Mr. McGill is an executive director and chief
                               and Chief                        compliance officer at UBS Global AM--
                               Compliance                       Americas region (since 2003). Prior to joining
                               Officer                          UBS Global AM he was Assistant General
                                                                Counsel at J.P. Morgan Investment Management
                                                                (from 1999 to 2003). Mr. McGill is a vice
                                                                president and chief compliance officer of 20
                                                                investment companies (consisting of 75 portfolios)
                                                                for which UBS Global AM--Americas region or one
                                                                of its affiliates serves as investment advisor,
                                                                sub-advisor or manager.

                                                  TERM OF                  PRINCIPAL OCCUPATION(S)
                                POSITION(S)     OFFICE+ AND                 DURING PAST 5 YEARS;
       NAME, ADDRESS,           HELD WITH        LENGTH OF            NUMBER OF PORTFOLIOS IN FUND COMPLEX
          AND AGE                 TRUST         TIME SERVED           FOR WHICH PERSON SERVES AS OFFICER
--------------------------------------------------------------------------------------------------------------------
Robert Sabatino**; 31          Vice President   Since 2001      Mr. Sabatino is a director and portfolio
                                                                manager of UBS Global AM--Americas region
                                                                in the short duration fixed income group
                                                                (since October 2001). From 1995 to 2001
                                                                he was a portfolio manager at Merrill Lynch
                                                                Investment Managers responsible for the
                                                                management of several retail and institutional
                                                                money market funds. Mr. Sabatino is a vice
                                                                president of one investment company
                                                                (consisting of four portfolios) for which UBS
                                                                Global AM--Americas region or one of its
                                                                affiliates serves as investment advisor,
                                                                sub-advisoror manager.

Keith A. Weller*; 43           Vice President   Since 1995      Mr. Weller is an executive director and associate
                               and Assistant                    general counsel of UBS Global AM--Americas
                               Secretary                        region. Mr. Weller is a vice president and
                                                                assistant secretary of 20 investment
                                                                companies (consisting of 75 portfolios) for
                                                                which UBS Global AM--Americas region or
                                                                one of its affiliates serves as investment
                                                                advisor, sub-advisor or manager.

  * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

 ** This person's business address is One North Wacker Drive, Chicago, Illinois
    60606.

  + Each Trustee holds office for an indefinite term. Each Trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers of the Trust are appointed by the Trustees and serve at the pleasure of the Board.

 ++ Mrs. Alexander is deemedan "interested person" of the Trust as defined in the Investment Company Act because an immediate family member is an employee of an affiliate of UBS Global AM.

+++ Professor Feldberg is deemed an "Interested person" of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

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                                       46
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                                       47

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                                       48

TRUSTEES

Richard Q. Armstrong
Chairman

Margo N. Alexander

David J. Beaubien
Richard R. Burt

Meyer Feldberg

Carl W. Schafer

William D. White

PRINCIPAL OFFICERS

W. Douglas Beck
President

Mark F. Kemper
Vice President and Secretary

Thomas Disbrow
Vice President and Treasurer

Michael H. Markowitz
Vice President

Robert Sabatino
Vice President

INVESTMENT ADVISOR, ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

(C) 2005 UBS Global Asset Management (US) Inc.
    All rights reserved.

[UBS LOGO] UBS                                                    Presorted
                                                                  Standard
                                                                 US Postage
                                                                    PAID
                                                                Smithtown, NY
                                                                  Permit 700


UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, NY 10019-6114

[UBS GLOBAL ASSETS MANAGEMENT LOGO]


UBS LIQUID ASSETS FUND
ANNUAL REPORT
APRIL 30, 2005

UBS LIQUID ASSETS FUND

June 15, 2005

DEAR SHAREHOLDER,

We present you with the annual report for UBS Liquid Assets Fund (the "Fund") for the fiscal year ended April 30, 2005.

PERFORMANCE

The Fund's seven-day current yield as of April 30, 2005, was 2.73%, compared with 1.69% as of October 31, 2004. (For more on the Fund's performance, please refer to "Performance and Portfolio Characteristics At A Glance" on page 4.)

AN INTERVIEW WITH PORTFOLIO MANAGER MICHAEL H. MARKOWITZ

Q: HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE FISCAL YEAR?

A: The US economy faced a number of challenges during the reporting period, including record high energy prices, rising interest rates, a mixed job market, uncertainty surrounding the US presidential election and geopolitical events. Despite these issues, the economy proved to be surprisingly resilient. Following a 3.3% gain in the second quarter of 2004, gross domestic product (GDP) was a robust 4.0% in the third quarter and 3.8% in the fourth quarter. The preliminary estimate for first quarter 2005 GDP was a solid 3.5%, with the decline from the prior two quarters largely attributable to record high oil prices.

Q: HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC
   ENVIRONMENT?

A: Given the strength of the economy, it became increasingly clear that the Fed's accommodative monetary policy would change and it would begin to raise interest rates in an attempt to ward off a potential increase in inflation. As expected, the Fed raised the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--from 1.00% to 1.25% at the end of June 2004. This was the first rate hike in four years.

   The Fed again raised rates in 0.25% increments on six more occasions over the fiscal year, bringing the fed funds rate to 2.75%. The Fed increased rates again in May 2005, after the end of the reporting period, to 3.00%. Coinciding with

[SIDENOTE]

UBS LIQUID ASSETS FUND

INVESTMENT GOAL:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

PORTFOLIO MANAGER:

Michael H. Markowitz

UBS Global Asset Management (US) Inc.

COMMENCEMENT:

February 14, 2000

DIVIDEND PAYMENTS:

Monthly
   the May rate hike, the Fed acknowledged that growth had "slowed somewhat, partly in response to the earlier increases in energy prices." However, it continued to say that it expected to raise rates at a "measured" pace as "pressures on inflation have picked up in recent months and pricing power is more evident."

Q: HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE FISCAL YEAR?

A: We employed a "barbell" strategy for much of the period, meaning that we focused on securities at opposite ends of the maturity spectrum. Our longer-term securities, with maturities up to thirteen months, were used to lock in higher rates, while our shorter-term securities, with maturities of one month or less, provided liquidity and gave us the ability to reinvest at higher yields as the Fed increased interest rates.

   As the fiscal year progressed, we let the portfolio's weighted average maturity drift shorter to take advantage of the rising rate environment, moving from 53 days to roughly 40 days, closing the period at 41 days. We also moved from our barbell structure to a more "bulleted" yield curve position, targeting a specific point on the yield curve and emphasizing securities with three- to six-month maturities. Generally, a bullet strategy may perform better in a rising rate environment.

Q: WHAT TYPES OF SECURITIES DID YOU EMPHASIZE OVER THE PERIOD?

A: We maintained our strategy of emphasizing quality and liquidity throughout the year. In doing so, we continued to concentrate a portion of the portfolio's holdings in high-quality sectors, including agency obligations, other US government securities, certificates of deposit and short-term corporate obligations. We also held a sizable portion of the portfolio in commercial paper, which in the strong credit environment that characterized much of the period offered a yield advantage. This positioning helped maintain the portfolio's overall level of diversification and allowed us to meet our liquidity requirements.

Q: WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW HAVE YOU STRUCTURED THE FUND'S
   PORTFOLIO GIVEN YOUR VIEWS?

A: The Fed has made it clear that it expects to continue raising interest rates to ward off inflation. In anticipation of this, the portfolio's weighted average maturity remains relatively short to take advantage of higher yields. Maintaining a high-quality portfolio will also be of paramount importance, and we anticipate continuing our strategy of allocating a portion of the portfolio to US government and agency securities.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,


/s/ W. Douglas Beck

W. Douglas Beck, CFA
PRESIDENT
UBS Liquid Assets Fund
EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.


/s/ Michael H. Markowitz

Michael H. Markowitz
PORTFOLIO MANAGER
UBS Liquid Assets Fund
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended April 30, 2005. The views and opinions in the letter were current as of June 15, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent.

We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

PERFORMANCE AND PORTFOLIO CHARACTERISTICS AT A GLANCE (UNAUDITED)

YIELDS AND CHARACTERISTICS                                  4/30/05       10/31/04      4/30/04
-------------------------------------------------------------------------------------------------
Seven-Day Current Yield*                                         2.73%         1.69%         0.92%
Seven-Day Effective Yield*                                       2.75          1.70          0.93
Weighted Average Maturity**                                   41 days       46 days       53 days
Net Assets (mm)                                            $    394.0    $    361.9    $    326.7

PORTFOLIO COMPOSITION***                                    4/30/05       10/31/04       4/30/04
-------------------------------------------------------------------------------------------------
Commercial Paper                                                 58.5%         55.6%         61.9%
Certificates of Deposit                                          21.9          17.6          13.6
U.S. Government and Agency Obligations                           10.7          19.8          17.6
Short-Term Corporate Obligations                                  6.7           7.7           4.3
Money Market Funds                                                1.6           0.3           1.2
Repurchase Agreement                                              0.5            --            --
Bank Note                                                          --            --           2.1
Other Assets Less Liabilities                                     0.1          (1.0)         (0.7)
TOTAL                                                           100.0%        100.0%        100.0%

* Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be different.
** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds if those funds impose transactional costs--for example, sales charges (loads), redemption fees, or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (E.G., ACCESS(SM) program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

                                   BEGINNING          ENDING         EXPENSES PAID
                                 ACCOUNT VALUE     ACCOUNT VALUE    DURING PERIOD*
                               NOVEMBER 1, 2004   APRIL 30, 2005   11/1/04 - 4/30/05
Actual                            $ 1,000.00       $ 1,011.10        $    0.90
Hypothetical (5% annual
return before expenses)             1,000.00         1,023.90             0.90

* Expenses are equal to the Fund's annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS LIQUID ASSETS FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2005

PRINCIPAL
 AMOUNT                                                      MATURITY       INTEREST
  (000)                                                       DATES          RATES          VALUE
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--10.72%
$   6,000   Federal Farm Credit Bank                         05/03/05         3.061%*   $    6,000,945
    6,000   Federal Home Loan Bank                           05/04/05 to      1.550 to
                                                             10/21/05         2.250          5,996,453
   11,500   Federal Home Loan Bank                           05/05/05 to      2.765 to
                                                             07/05/05         3.005*        11,497,196
    5,000   Federal Home Loan Mortgage Corp.                 08/15/05         1.500          4,987,902
   13,750   Federal National Mortgage Association            05/27/05 to      1.810 to
                                                             09/30/05         2.300         13,750,000
Total U.S. Government Agency Obligations (cost--$42,232,496)                                42,232,496

CERTIFICATES OF DEPOSIT--21.95%

   NON-U.S.--13.96%
    4,000   Bank of Nova Scotia                              05/20/05         2.860*         4,000,061
   10,000   Barclays Bank PLC                                06/30/05         3.020         10,000,000
    4,000   BNP Paribas                                      06/06/05         2.945          4,000,000
    8,000   Danske Bank                                      05/23/05         2.780          8,000,000
    5,000   HBOS Treasury Services PLC                       08/08/05         2.920          5,000,000
    8,000   Natexis Banque Populaires                        06/23/05         3.000          8,000,000
    8,000   Nordea Bank Finland                              05/06/05         2.695          8,000,000
    3,000   Societe Generale                                 05/10/05         2.840*         2,999,901
    5,000   UniCredito Italiano SpA                          06/24/05         2.995*         4,999,594
                                                                                            54,999,556

U.S.--7.99%
    7,000   American Express Centurion Bank                  05/16/05         2.920          7,000,000
    8,000   First Tennessee Bank N.A. (Memphis)              06/20/05         2.990          8,000,000
    5,000   Harris Trust & Savings Bank                      05/02/05         2.800*         5,000,000
    3,500   Washington Mutual Bank                           05/03/05         2.810          3,500,000
    8,000   Wells Fargo Bank N.A.                            05/06/05         2.790          8,000,000
                                                                                            31,500,000
Total Certificates of Deposit (cost--$86,499,556)                                           86,499,556

COMMERCIAL PAPER@--58.48%

   ASSET BACKED-AUTO & TRUCK--2.28%
    9,000   New Center Asset Trust                           05/26/05         2.990          8,981,312

   ASSET BACKED-BANKING--1.27%
    5,000   Atlantis One Funding                             05/18/05         2.750          4,993,507

PRINCIPAL
 AMOUNT                                                      MATURITY       INTEREST
  (000)                                                       DATES          RATES          VALUE
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)

   ASSET BACKED-MISCELLANEOUS--15.57%
$   8,500   Amsterdam Funding Corp.                          05/20/05         2.940%    $    8,486,811
    4,500   Barton Capital Corp.                             05/13/05         2.860          4,495,710
    8,000   Falcon Asset Securitization Corp.                05/11/05         2.840          7,993,689
    9,000   Giro Multi-Funding Corp.                         05/20/05         2.940          8,986,035
    8,000   Old Line Funding Corp.                           05/04/05         2.790          7,998,140
    3,000   Ranger Funding Co. LLC                           05/16/05         2.910          2,996,362
    8,300   Thunderbay Funding                               05/03/05 to      2.800 to
                                                             07/11/05         3.040          8,277,001
    3,126   Triple A One Funding                             05/09/05         2.850          3,124,020
    9,000   Yorktown Capital LLC                             05/20/05         2.940          8,986,035
                                                                                            61,343,803

   ASSET BACKED-SECURITIES--13.00%
    9,000   Beta Finance, Inc.                               07/13/05 to      3.030 to
                                                             07/15/05         3.040          8,943,484
    6,000   CC (USA), Inc. (Centauri)                        07/15/05         3.050          5,961,875
    4,000   Dorada Finance, Inc.                             05/06/05         2.710          3,998,494
    9,000   Giro Funding U.S. Corp.                          05/09/05         2.840          8,994,320
    9,500   Grampian Funding LLC                             07/18/05         3.060          9,437,015
    9,152   Scaldis Capital LLC                              06/21/05 to      3.000 to
                                                             07/11/05         3.050          9,104,278
    4,823   Solitaire Funding LLC                            06/22/05         3.000          4,802,100
                                                                                            51,241,566

   AUTOMOTIVE OEM--2.53%
    5,500   American Honda Finance Corp.                     06/13/05         2.950          5,480,620
    4,500   PACCAR Financial Corp.                           06/15/05         2.940          4,483,463
                                                                                             9,964,083

   BANKING-NON-U.S.--7.21%
    2,000   Alliance & Leicester PLC                         05/04/05         2.680          1,999,553
    2,500   Bank of Ireland                                  06/03/05         2.950          2,493,240
    8,000   Depfa Bank PLC                                   07/20/05         3.080          7,945,245
    8,000   DNB NOR Bank ASA                                 05/31/05         2.830          7,981,133
    8,000   Santander Central Hispano Finance
              Delaware, Inc.                                 05/02/05         2.780          7,999,382
                                                                                            28,418,553

PRINCIPAL
 AMOUNT                                                      MATURITY       INTEREST
  (000)                                                       DATES          RATES          VALUE
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)

   BANKING-U.S.--8.63%
$   9,000   Deutsche Bank Financial LLC                      05/03/05 to      2.800 to
                                                             05/05/05         2.850%    $    8,998,197
    3,000   Dexia Delaware LLC                               05/20/05         2.870          2,995,456
    8,000   ING (US) Funding LLC                             05/23/05         2.880          7,985,920
    1,200   San Paolo IMI U.S. Financial Co.                 05/31/05         2.890          1,197,110
    9,924   UniCredito Delaware, Inc.                        07/11/05 to      3.050 to
                                                             07/20/05         3.070          9,859,463
    3,000   Westpac Capital Corp.                            10/20/05         3.250          2,953,416
                                                                                            33,989,562
   BROKERAGE--3.04%
    9,000   Citigroup Global Markets Holdings, Inc.          05/20/05 to      2.860 to
                                                             05/27/05         2.900          8,983,490
    3,000   Goldman Sachs Group, Inc.                        05/16/05         2.840          2,996,450
                                                                                            11,979,940
   FINANCE-NONCAPTIVE DIVERSIFIED--1.27%
    5,000   General Electric Capital Corp. 05/09/05                           2.380          4,997,356

   RETAIL-DISCOUNT--2.28%
    9,000   Wal-Mart Stores, Inc.                            05/10/05         2.950          8,993,362

   UTILITIES-OTHER--1.40%
    5,543   RWE AG                                           07/12/05 to      3.050 to
                                                             07/15/05         3.060          5,508,609
Total Commercial Paper (cost--$230,411,653)                                                230,411,653

SHORT-TERM CORPORATE OBLIGATIONS--6.72%

   ASSET BACKED-SECURITIES--2.28%
    3,000   Dorada Finance, Inc.**                           03/10/06         3.500          2,999,871
    3,000   Links Finance LLC**                              07/15/05         3.131*         3,000,707
    3,000   Links Finance LLC**                              11/14/05         2.680          3,000,000
                                                                                             9,000,578
   BANKING-NON-U.S.--0.76%
    3,000   HBOS Treasury Services PLC**                     05/03/05         2.880*         3,000,000

   FINANCE-CAPTIVE AUTOMOTIVE--0.89%
    3,500   Toyota Motor Credit Corp.                        05/02/05         2.800*         3,500,000

PRINCIPAL
 AMOUNT                                                      MATURITY       INTEREST
  (000)                                                       DATES          RATES          VALUE
------------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)

   FINANCE-NONCAPTIVE CONSUMER--1.78%
$   7,000   HSBC Finance Corp.                               05/05/05         2.830%*   $    7,000,000

   FINANCE-NONCAPTIVE DIVERSIFIED--1.01%
    4,000   General Electric Capital Corp.                   05/09/05         3.010*         4,000,000
Total Short-Term Corporate Obligations (cost--$26,500,578)                                  26,500,578

REPURCHASE AGREEMENT--0.47%
    1,845   Repurchase Agreement dated
               04/29/05 with State Street
               Bank & Trust Co., collateralized by
               $1,872,955 U.S. Treasury Notes,
               3.750% due 03/31/07;
               (value--$1,884,661); proceeds:
               $1,845,392 (cost--$1,845,000)                 05/02/05         2.550          1,845,000

NUMBER OF
 SHARES
 (000)
---------
MONEY MARKET FUNDS+--1.58%
    3,403   AIM Liquid Assets Portfolio                                       2.840          3,402,640
    2,809   BlackRock Provident Institutional
               TempFund                                                       2.710          2,809,439
Total Money Market Funds (cost--$6,212,079)                                                  6,212,079
Total Investments (cost--$393,701,362
  which approximates cost for federal income
  tax purposes)--99.92%                                                                    393,701,362
Other assets in excess of liabilities--0.08%                                                   311,969
Net Assets (applicable to 393,972,782 shares
  of beneficial interest outstanding equivalent to
  $1.00 per share)--100.00%                                                             $  394,013,331

  * Variable rate securities--maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2005, and reset periodically.
 ** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.05% of net assets as of April 30, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  @  Interest rates shown are the discount rates at date of purchase.
  +  Interest rates shown reflect yield at April 30, 2005.
OEM  Original Equipment Manufacturer

ISSUER BREAKDOWN BY COUNTRY (UNAUDITED)

                                                  PERCENTAGE OF PORTFOLIO ASSETS
--------------------------------------------------------------------------------
United States                                                               78.0%
United Kingdom                                                               5.1
France                                                                       3.8
Ireland                                                                      2.7
Spain                                                                        2.1
Denmark                                                                      2.0
Finland                                                                      2.0
Norway                                                                       2.0
Italy                                                                        1.3
Canada                                                                       1.0
Total                                                                      100.0%

                      Weighted average maturity -- 41 days

                 See accompanying notes to financial statements

UBS LIQUID ASSETS FUND

STATEMENT OF OPERATIONS

                                                                    FOR THE
                                                                   YEAR ENDED
                                                                 APRIL 30, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                         $     6,811,752
EXPENSES:
Investment advisory and administration fees                              324,123
Transfer agency and related services fees                                322,078
Professional fees                                                         79,327
State registration fees                                                   76,016
Reports and notices to shareholders                                       60,574
Custody and accounting                                                    36,014
Trustees' fees                                                            18,469
Other expenses                                                            25,244
                                                                         941,845
Less: Fee waivers by investment advisor and administrator               (324,123)
Net expenses                                                             617,722
Net investment income                                                  6,194,030
Net realized loss from investment activities                                (292)
Net increase in net assets resulting from operations             $     6,193,738

STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE YEARS ENDED APRIL 30,
                                                           ---------------------------------
                                                                2005               2004
--------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                     $     6,194,030    $     3,114,548
Net realized losses from investment activities                       (292)               (53)
Net increase in net assets resulting from operations            6,193,738          3,114,495
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                          (6,194,030)        (3,114,548)
Net realized gains from investment activities                     (28,500)           (93,858)
Total dividends and distributions to shareholders              (6,222,530)        (3,208,406)
Net increase (decrease) in net assets from beneficial
  interest transactions                                        67,358,433        (11,756,451)
Net increase (decrease) in net assets                          67,329,641        (11,850,362)
NET ASSETS:
Beginning of year                                             326,683,690        338,534,052
End of year                                               $   394,013,331    $   326,683,690
--------------------------------------------------------------------------------------------
Accumulated undistributed net investment income           $            --    $            --
--------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS LIQUID ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Liquid Assets Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with four funds: the Fund, UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Cash Reserves Fund. The financial statements for UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Cash Reserves Fund are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM's direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that for the year ended April 30, 2005 its direct advisory/administrative costs and expenses approximate an annual rate of 0.09% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

For the year ended April 30, 2005, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses.

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in his becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. UBS Global AM executes Fund portfolio transactions through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the year ended April 30, 2005, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $287,331,789. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. For the year ended April 30, 2005, the Fund did not loan any securities.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At April 30, 2005, the Fund had the following liabilities outstanding:

Dividends payable to shareholders                                $       176,397
Other accrued expenses*                                                  154,360

*    Excludes investment advisory and administration fees.

At April 30, 2005, the components of net assets were as follows:

Accumulated paid in capital                                      $   393,970,574
Accumulated net realized gain from investment activities                  42,757
Net assets                                                       $   394,013,331

FEDERAL TAX STATUS

The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2005 and April 30, 2004 was ordinary income.

At April 30, 2005, the components of accumulated earnings on a tax basis were undistributed ordinary income of $219,499 and accumulated capital and other losses of $345.

At April 30, 2005, the Fund had a capital loss carryforward of $123. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized gains, and will expire April 30, 2013. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

In accordance with U.S. Treasury regulations, the Fund has elected to defer short term realized capital losses of $222 arising after October 31, 2004. Such losses are treated for tax purposes as arising on May 1, 2005.

To reflect reclassifications arising from permanent "book/tax" differences for the year ended April 30, 2005, undistributed net investment income was decreased by $28,500 and accumulated net realized gain was decreased by $28,500. These differences are primarily due to reclassifications of distributions for tax purposes.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                             FOR THE YEARS ENDED APRIL 30,
                                                          ----------------------------------
                                                               2005               2004
--------------------------------------------------------------------------------------------
Shares sold                                                 2,535,870,385      2,056,883,610
Shares repurchased                                         (2,474,545,544)    (2,071,850,933)
Dividends reinvested                                            6,033,592          3,210,872
Net increase (decrease) in shares outstanding                  67,358,433        (11,756,451)

UBS LIQUID ASSETS FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                            FOR THE YEARS ENDED APRIL 30,
                                      ---------------------------------------------------------------------------
                                         2005            2004            2003            2002            2001
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF YEAR                  $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
Net investment income                       0.017           0.010           0.015           0.029           0.061
Dividends from net
   investment income                       (0.017)         (0.010)         (0.015)         (0.029)         (0.061)
Distributions from net
   realized gains from
   investment activities                   (0.000)#        (0.000)#        (0.000)#            --              --
Total dividends and
   distributions                           (0.017)         (0.010)         (0.015)         (0.029)         (0.061)
NET ASSET VALUE,
   END OF YEAR                        $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
TOTAL INVESTMENT RETURN (1)                  1.74%           0.98%           1.56%           2.98%           6.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end
   of year (000's)                    $   394,013     $   326,684     $   338,534     $   368,936     $   444,417
Expenses to average
   net assets, net of
   fee waivers by advisor                    0.17%           0.17%           0.16%           0.17%           0.19%
Expenses to average
   net assets, before fee
   waivers by advisor                        0.26%           0.20%           0.19%           0.20%           0.22%
Net investment income to
   average net assets, net of
   fee waivers by advisor                    1.72%           0.95%           1.56%           2.96%           6.11%
Net investment income to
   average net assets, before
   fee waivers by advisor                    1.63%           0.92%           1.53%           2.93%           6.08%

#    Amount is less than ($0.0005) per share.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

UBS LIQUID ASSETS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ERNST & YOUNG LLP

The Board of Trustees and Shareholders of
UBS Liquid Assets Fund

We have audited the accompanying statement of net assets for the UBS Liquid Assets Fund (the "Fund") (one of the funds constituting UBS Money Series) as of April 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Liquid Assets Fund of UBS Money Series at April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & young LLP


New York, New York
June 15, 2005

UBS LIQUID ASSETS FUND

GENERAL INFORMATION (UNAUDITED)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

                      (This page intentionally left blank)

UBS LIQUID ASSETS FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES & OFFICERS

The Fund is governed by a Board of Trustees which oversees the Fund's operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee and officer of the Fund, the trustee's or officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund's Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

INTERESTED TRUSTEES

                                              TERM OF
                                            OFFICE# AND
                               POSITION(S)   LENGTH OF
    NAME, ADDRESS,              HELD WITH      TIME       PRINCIPAL OCCUPATION(S)
        AND AGE                   TRUST       SERVED        DURING PAST 5 YEARS
------------------------------------------------------------------------------------
Margo N. Alexander+; 58        Trustee      Since 1998   Mrs. Alexander is
c/o UBS Global Asset                                     retired. She was an
Management                                               executive vice president
51 West 52nd Street                                      of UBS Financial Services
New York, NY 10019                                       Inc. (from March 1984 to
                                                         December 2002). She was
                                                         chief executive officer
                                                         (from January 1995 to
                                                         October 2000), a director
                                                         (from January 1995 to
                                                         September 2001) and
                                                         chairman (from March 1999
                                                         to September 2001) of UBS
                                                         Global AM (formerly known
                                                         as Mitchell Hutchins
                                                         Asset Management Inc.).

Meyer Feldberg++; 63           Trustee      Since 1998   Professor Feldberg is a
Morgan Stanley                                           senior advisor to Morgan
1585 Broadway                                            Stanley (financial
33rd Floor                                               services) (since March
New York, NY 10036                                       2005). He is also Dean
                                                         Emeritus and Sanford
                                                         Bernstein Professor of
                                                         Leadership and Ethics at
                                                         Columbia Business School,
                                                         although on a two year
                                                         leave of absence. Prior
                                                         to July 2004, he was Dean
                                                         and Professor of
                                                         Management of the
                                                         Graduate School of
                                                         Business at Columbia
                                                         University (since 1989).

                                       NUMBER OF
    NAME, ADDRESS,             PORTFOLIOS IN FUND COMPLEX    OTHER DIRECTORSHIPS
        AND AGE                    OVERSEEN BY TRUSTEE         HELD BY TRUSTEE
-----------------------------------------------------------------------------------
Margo N. Alexander+; 58        Mrs. Alexander is a         None
c/o UBS Global Asset           director or trustee of 16
Management                     investment companies
51 West 52nd Street            (consisting of 33
New York, NY 10019             portfolios) for which UBS
                               Global AM or one of its
                               affiliates serves as
                               investment advisor,
                               sub-advisor or manager.

Meyer Feldberg++; 63           Professor Feldberg is a     Professor Feldberg is
Morgan Stanley                 director or trustee of 30   also a director of
1585 Broadway                  investment companies        Primedia Inc.
33rd Floor                     (consisting of 47           (publishing), Federated
New York, NY 10036             portfolios) for which UBS   Department Stores, Inc.
                               Global AM or one of its     (operator of department
                               affiliates serves as        stores), Revlon, Inc.
                               investment advisor,         (cosmetics) and SAPPI,
                               sub-advisor or manager.     Ltd. (producer of
                                                           paper).

INDEPENDENT TRUSTEES

                                              TERM OF
                                            OFFICE# AND
                               POSITION(S)   LENGTH OF
    NAME, ADDRESS,              HELD WITH      TIME       PRINCIPAL OCCUPATION(S)
        AND AGE                   TRUST       SERVED        DURING PAST 5 YEARS
------------------------------------------------------------------------------------
Richard Q. Armstrong; 70       Trustee and  Since 1998   Mr. Armstrong is chairman
c/o Willkie Farr &             Chairman of  (Trustee)    and principal of R.Q.A.
Gallagher LLP                  the Board    Since 2004   Enterprises (management
787 Seventh Avenue             of Trustees  (Chairman    consulting firm) (since
New York, NY 10019-6099                     of the       April 1991 and principal
                                            Board of     occupation since March
                                            Trustees)    1995).

David J. Beaubien; 70          Trustee      Since 2001   Mr. Beaubien is retired
84 Doane Road                                            (since 2003). He was
Ware, MA 01082                                           chairman of Yankee
                                                         Environmental Systems,
                                                         Inc., a manufacturer of
                                                         meteorological measuring
                                                         systems (since 1991).

Richard R. Burt; 58            Trustee      Since 1998   Mr. Burt is chairman of
1275 Pennsylvania Ave., N.W.                             Diligence LLC
Washington, D.C. 20004                                   (international
                                                         information and security
                                                         firm) and IEP Advisors
                                                         (international
                                                         investments and
                                                         consulting firm).

Carl W. Schafer; 69            Trustee      Since 1998   Mr. Schafer is president
66 Witherspoon Street                                    of the Atlantic
#1100 Princeton, NJ 08542                                Foundation (charitable
                                                         foundation) (since 1990).

William D. White; 71           Trustee      Since 2001   Mr. White is retired
P.O. Box 199                                             (since 1994).
Upper Black Eddy, PA 18972

                                       NUMBER OF
    NAME, ADDRESS,             PORTFOLIOS IN FUND COMPLEX    OTHER DIRECTORSHIPS
        AND AGE                    OVERSEEN BY TRUSTEE         HELD BY TRUSTEE
-----------------------------------------------------------------------------------
Richard Q. Armstrong; 70       Mr. Armstrong is a          None
c/o Willkie Farr &             director or trustee of 16
Gallagher LLP                  investment companies
787 Seventh Avenue             (consisting of 33
New York, NY 10019-6099        portfolios) for which UBS
                               Global AM or one of its
                               affiliates serves as
                               investment advisor,
                               sub-advisor or manager.

David J. Beaubien; 70          Mr. Beaubien is a director  Mr. Beaubien is also a
84 Doane Road                  or trustee of 16            director of IEC
Ware, MA 01082                 investment companies        Electronics, Inc., a
                               (consisting of 33           manufacturer of
                               portfolios) for which UBS   electronic assemblies.
                               Global AM or one of its
                               affiliates serves as
                               investment advisor,
                               sub-advisor or manager.

Richard R. Burt; 58            Mr. Burt is a director or   Mr. Burt is also a
1275 Pennsylvania Ave., N.W.   trustee of 16 investment    director of Hollinger
Washington, D.C. 20004         companies (consisting of    International, Inc.
                               33 portfolios) for which    (publishing), HCL
                               UBS Global AM or one of     Technologies, Ltd.
                               its affiliates serves as    (software and
                               investment advisor,         information
                               sub-advisor or manager.     technologies), The
                                                           Central European Fund,
                                                           Inc., The Germany Fund,
                                                           Inc., IGT, Inc.
                                                           (provides technology to
                                                           gaming and wagering
                                                           industry) and chairman
                                                           of Weirton Steel Corp.
                                                           (makes and finishes
                                                           steel products). He is
                                                           also a director or
                                                           trustee of funds in the
                                                           Scudder Mutual Funds
                                                           Family (consisting of 52
                                                           portfolios).

Carl W. Schafer; 69            Mr. Schafer is a director   Mr. Schafer is also a
66 Witherspoon Street          or trustee of 16            director of Labor Ready,
#1100 Princeton, NJ 08542      investment companies        Inc. (temporary
                               (consisting of 33           employment), Guardian
                               portfolios) for which UBS   Life Insurance Company
                               Global AM or one of its     Mutual Funds (consisting
                               affiliates serves as        of 25 portfolios), the
                               investment advisor,         Harding, Loevner Funds
                               sub-advisor or manager.     (consisting of three
                                                           portfolios), E.I.I.
                                                           Realty Securities Trust
                                                           (consisting of two
                                                           portfolios) and Frontier
                                                           Oil Corporation.

William D. White; 71           Mr. White is a director or  None
P.O. Box 199                   trustee of 16 investment
Upper Black Eddy, PA 18972     companies (consisting of
                               33 portfolios) for which
                               UBS Global AM or one of
                               its affiliates serves as
                               investment advisor,
                               sub-advisor or manager.

OFFICERS

                                                    TERM OF                       PRINCIPAL OCCUPATION(S)
                                                  OFFICE# AND                      DURING PAST 5 YEARS;
                                  POSITION(S)      LENGTH OF                      NUMBER OF PORTFOLIOS IN
        NAME, ADDRESS,             HELD WITH         TIME                     FUND COMPLEX FOR WHICH PERSON
           AND AGE                   TRUST          SERVED                          SERVES AS OFFICER
---------------------------------------------------------------------------------------------------------------------------
Joseph Allessie*; 39            Vice President    Since 2005   Mr. Allessie is a director and associate general counsel at
                                and Assistant                  UBS Global Asset Management (US) Inc. and UBS Global Asset
                                Secretary                      Management (Americas) Inc. (collectively, "UBS Global
                                                               AM--Americas region") (since 2005). Prior to joining UBS
                                                               Global AM--Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to
                                                               2005). Prior to that Mr. Allessie was general counsel and
                                                               secretary of Global Asset Management (USA) Inc., GAM
                                                               Investments, GAM Services, GAM Funds, Inc. and the GAM
                                                               Avalon Funds (from 1999 to 2004). Such entities are
                                                               affiliates of UBS Global AM--Americas region. Prior to
                                                               joining GAM, Mr. Allessie was Regulatory Officer to the
                                                               State of New Jersey, Department of Law and Public Safety,
                                                               Bureau of Securities (from 1993 to 1999). Mr. Allessie is a vice president and assistant secretary of 20 investment
                                                               companies (consisting of 75 portfolios) for which UBS Global
                                                               AM--Americas region or one of its affiliates serves as
                                                               investment advisor, sub-advisor or manager.

W. Douglas Beck*; 38            President         Since 2005   Mr. Beck is an executive director and head of product
                                                               development and management for UBS Global AM--Americas
                                                               region (since 2002). From March 1998 to November 2002, he
                                                               held various positions at Merrill Lynch, the most recent
                                                               being first vice president and co-manager of the managed
                                                               solutions group. Mr. Beck is president of 20 investment
                                                               companies (consisting of 75 portfolios) for which UBS Global
                                                               AM--Americas region or one of its affiliates serves as
                                                               investment advisor, sub-advisor or manager, and was vice
                                                               president of such investment companies from 2003 to 2005.

                                                    TERM OF                       PRINCIPAL OCCUPATION(S)
                                                  OFFICE# AND                      DURING PAST 5 YEARS;
                                  POSITION(S)      LENGTH OF                      NUMBER OF PORTFOLIOS IN
        NAME, ADDRESS,             HELD WITH         TIME                     FUND COMPLEX FOR WHICH PERSON
           AND AGE                   TRUST          SERVED                          SERVES AS OFFICER
---------------------------------------------------------------------------------------------------------------------------
James Capezzuto*; 41            Vice President    Since 2004   Mr. Capezzuto is a director and associate general counsel at
                                and Assistant                  UBS Global AM--Americas region (since 2004). Prior to
                                Secretary                      joining UBS Global AM--Americas region, he was senior vice president, senior compliance manager at Bank of America
                                                               (from 2003 to 2004). Prior to that he was general counsel at
                                                               Steinberg Priest & Sloane and prior to that he was director and senior counsel at Deutsche Asset Management (from 1996 to 2002). Mr. Capezzuto is a vice president and assistant
                                                               secretary of 20 investment companies (consisting of 75
                                                               portfolios) for which UBS Global AM--Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Thomas Disbrow*; 39             Vice President    Since 2000   Mr. Disbrow is a director, head of retail mutual fund
                                and Treasurer     (Vice        operations and co-head of the mutual fund finance department
                                                  President)   of UBS Global AM--Americas region. Prior to November 1999,
                                                  Since 2004   he was a vice president of Zweig/Glaser Advisers. Mr.
                                                  (Treasurer)  Disbrow is a vice president and treasurer of 16 investment companies (consisting of 33 portfolios) and vice president and assistant treasurer of four investment companies
                                                               (consisting of 42 portfolios) for which UBS Global
                                                               AM--Americas region or one of its affiliates serves as
                                                               investment advisor, sub-advisor or manager.

                                                    TERM OF                       PRINCIPAL OCCUPATION(S)
                                                  OFFICE# AND                      DURING PAST 5 YEARS;
                                  POSITION(S)     LENGTH OF                       NUMBER OF PORTFOLIOS IN
        NAME, ADDRESS,             HELD WITH         TIME                     FUND COMPLEX FOR WHICH PERSON
           AND AGE                   TRUST          SERVED                          SERVES AS OFFICER
---------------------------------------------------------------------------------------------------------------------------
Mark F. Kemper**; 47            Vice President    Since 2004   Mr. Kemper is general counsel of UBS Global AM--Americas
                                and Secretary                  region (since July 2004). Mr. Kemper also is an executive
                                                               director of UBS Global AM--Americas region. He was deputy
                                                               general counsel of UBS Global Asset Management (Americas)
                                                               Inc. ("UBS Global AM--Americas") from July 2001 to July
                                                               2004. He has been secretary of UBS Global AM--Americas since
                                                               1999 and assistant secretary of UBS Global Asset Management
                                                               Trust Company since 1993. Mr. Kemper is secretary of UBS
                                                               Global AM--Americas region (since 2004). Mr. Kemper is vice president and secretary of 20 investment companies
                                                               (consisting of 75 portfolios) for which UBS Global
                                                               AM--Americas region or one of its affiliates serves as
                                                               investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 37         Vice President    Since 2004   Ms. Kilkeary is an associate director (since 2000) and a
                                and Assistant                  senior manager (since 2004) of the mutual fund finance
                                Treasurer                      department of UBS Global AM--Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 16 investment companies (consisting of 33 portfolios) for which UBS Global
                                                               AM--Americas region or one of its affiliates serves as
                                                               investment advisor, sub-advisor or manager.

                                                    TERM OF                       PRINCIPAL OCCUPATION(S)
                                                  OFFICE# AND                      DURING PAST 5 YEARS;
                                  POSITION(S)      LENGTH OF                      NUMBER OF PORTFOLIOS IN
        NAME, ADDRESS,             HELD WITH         TIME                     FUND COMPLEX FOR WHICH PERSON
           AND AGE                   TRUST          SERVED                          SERVES AS OFFICER
---------------------------------------------------------------------------------------------------------------------------
Joseph T. Malone*; 37           Vice President    Since 2004   Mr. Malone is a director and co-head of the mutual fund
                                and Assistant                  finance department of UBS Global AM--Americas region. From
                                Treasurer                      August 2000 through June 2001, he was the controller at AEA
                                                               Investors Inc. From March 1998 to August 2000, Mr. Malone
                                                               was a manager within the investment management services
                                                               practice of PricewaterhouseCoopers LLC. Mr. Malone is vice president and assistant treasurer of 16 investment companies
                                                               (consisting of 33 portfolios) and vice president, treasurer and principal accounting officer of four investment
                                                               companies (consisting of 42 portfolios) for which UBS Global
                                                               AM--Americas region or one of its affiliates serves as
                                                               investment advisor, sub-advisor or manager.

Michael H.                      Vice President    Since 1998   Mr. Markowitz is a managing director, portfolio manager and
Markowitz**; 40                                                head of U.S. short duration fixed income of UBS Global AM--
                                                               Americas region. Mr. Markowitz is a vice president of five investment companies (consisting of 21 portfolios) for which
                                                               UBS Global AM--Americas region or one of its affiliates
                                                               serves as investment advisor, subadvisor or manager.

Joseph McGill*; 43              Vice President    Since 2004   Mr. McGill is an executive director and chief compliance
                                and Chief                      officer at UBS Global AM--Americas region (since 2003).
                                Compliance                     Prior to joining UBS Global AM--Americas region he was
                                Officer                        Assistant General Counsel at J.P. Morgan Investment
                                                               Management (from 1999 to 2003). Mr. McGill is a vice
                                                               president and chief compliance officer of 20 investment
                                                               companies (consisting of 75 portfolios) for which UBS Global
                                                               AM--Americas region or one of its affiliates serves as
                                                               investment advisor, sub-advisor or manager.

                                                    TERM OF                       PRINCIPAL OCCUPATION(S)
                                                  OFFICE# AND                      DURING PAST 5 YEARS;
                                  POSITION(S)      LENGTH OF                      NUMBER OF PORTFOLIOS IN
        NAME, ADDRESS,             HELD WITH         TIME                     FUND COMPLEX FOR WHICH PERSON
           AND AGE                   TRUST          SERVED                          SERVES AS OFFICER
---------------------------------------------------------------------------------------------------------------------------
Robert Sabatino**; 31           Vice President    Since 2001   Mr. Sabatino is a director and portfolio manager of UBS
                                                               Global AM--Americas region in the short duration fixed
                                                               income group (since October 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers
                                                               responsible for the management of several retail and
                                                               institutional money market funds. Mr. Sabatino is a vice
                                                               president of one investment company (consisting of four
                                                               portfolios) for which UBS Global AM--Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Keith A. Weller*; 43            Vice President    Since 1998   Mr. Weller is an executive director and associate general
                                and Assistant                  counsel of UBS Global AM--Americas region. Mr. Weller is a
                                Secretary                      vice president and assistant secretary of 20 investment
                                                               companies (consisting of 75 portfolios) for which UBS Global
                                                               AM--Americas region or one of its affiliates serves as
                                                               investment advisor, sub-advisor or manager.

  * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
 ** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.
  # Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
  + Mrs. Alexander is deemed an "interested person" of the Fund as defined in the Investment Company Act because an immediate family member is an employee of an affiliate of UBS Global AM.
 ++ Professor Feldberg is deemed an "interested person" of the Fund as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

TRUSTEES

Richard Q. Armstrong
CHAIRMAN

Margo N. Alexander

David J. Beaubien

Richard R. Burt

Meyer Feldberg

Carl W. Schafer

William D. White


PRINCIPAL OFFICERS

W. Douglas Beck
PRESIDENT

Mark F. Kemper
VICE PRESIDENT AND SECRETARY

Thomas Disbrow
VICE PRESIDENT AND TREASURER

Michael H. Markowitz
VICE PRESIDENT


INVESTMENT ADVISOR, ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2005 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

[UBS LOGO]                                                          Presorted
                                                                     Standard
                                                                   U.S. Postage
                                                                       PAID
                                                                   Smithtown, NY
                                                                     Permit 700
UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, New York 10019-6114

ITEM 2.   CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board has determined that the following person serving on the registrant's Audit Committee is an "audit committee financial expert" as defined in item 3 of Form N-CSR: Richard Q. Armstrong. Mr. Armstrong is independent as defined in item 3 of Form N-CSR.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) AUDIT FEES:
              For the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $152,600 and $156,100, respectively.

              Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

          (b) AUDIT-RELATED FEES:
              In each of the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $13,000 and $10,853, respectively.

              Fees included in the audit-related category are those associated with (1) the reading and providing of comments on the 2004 and 2003 semiannual financial statements and (2) review of the consolidated 2003 and 2002 report on UBS Funds' profitability of UBS Global Asset Management (US) Inc. ("UBS Global AM") and UBS Financial Services Inc. to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

              There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

          (c) TAX FEES:

              In each of the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $7,300 and $31,800, respectively.

              Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

              There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

          (d) ALL OTHER FEES:
              In each of the fiscal years ended April 30, 2005 and April 30, 2004, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

              Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

              There were no "all other fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

          (e) (1)   AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES:
                    The registrant's Audit Committee ("audit committee") has adopted an "Audit Committee Charter (Amended and Restated as of May 12, 2004)" (the "charter"). The charter contains the audit committee's pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

                           The [audit ]Committee shall:

                           ...

                           2. Pre-approve (a) all audit and permissible non-audit services(1) to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to UBS Global [AM] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee's meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund's officers).

                               ----------
                                   (1) The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may NOT include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund;
                                   (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services;
                                   (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

                                   Pre-approval by the Committee of any
                                   permissible non-audit services is not
                                   required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

          (e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                    AUDIT-RELATED FEES:

                    There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2005 and April 30, 2004 on behalf of the registrant.

                    There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2005 and April 30, 2004 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

                    TAX FEES:
                    There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2005 and April 30, 2004 on behalf of the registrant.

                    There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2005 and April 30, 2004 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

                    ALL OTHER FEES:
                    There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2005 and April 30, 2004 on behalf of the registrant.

                    There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2005 and April 30, 2004 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

          (f) According to E&Y, for the fiscal year ended April 30, 2005, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was 0%.

          (g) For the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate fees billed by E&Y of $3,111,793 and $3,632,586, respectively, for non-audit services rendered on behalf of the registrant ("covered"), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser ("non-covered") that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

                                                       2005           2004
                                                   ------------   ------------
              Covered Services                     $     20,300   $     42,653
              Non-Covered Services                    3,091,493      3,589,933

          (h) The registrant's audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

          Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

     (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is incorporated by reference herein from Exhibit EX-99.CODE ETH to the registrant's Report on Form N-CSR filed July 6, 2004 (Accession Number: 0001047469-04-022586)(SEC File No. 811-08767).

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:    /s/ W. Douglas Beck
       -------------------
       W. Douglas Beck
       President

Date:  July 11, 2005
       ------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ W. Douglas Beck
       -------------------
       W. Douglas Beck
       President

Date:  July 11, 2005
       ------------

By:    /s/ Thomas Disbrow
       ------------------
       Thomas Disbrow
       Vice President and Treasurer

Date:  July 11, 2005
       ------------